UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Principal Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue

Milwaukee, WI 53202

(Name and address of agent for service)

(626) 914-7363

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2025

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

Shenkman Capital Floating Rate High Income Fund
Class F | SFHFX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Shenkman Capital Floating Rate High Income Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds_floating_rate. You can also request this information by contacting us at 1-855-743-6562.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$57	0.55%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Shenkman Capital Floating Rate High Income Fund (the “Fund”) modestly underperformed the Morningstar LSTA US B- Ratings and Above Loan Index (the “Index”) for the twelve months ended September 30, 2025 (the “Period”). The Index returned 7.23% in the Period, buoyed by elevated coupons and robust CLO formations. The period was marked by a series of idiosyncratic factors within the benchmark universe, such as survivorship bias, evidenced by the Cubic Corp. downgrade and the fraud-related bankruptcy of First Brands, both of which dropped out of the benchmark, detracting from relative performance.
Over the Last-Twelve-Months period, the Fund outperformed the Bloomberg U.S. Aggregate Bond Index which returned 2.88% for the period. Leveraged loans outperformed the Bloomberg U.S. Aggregate Bond Index over the 12-month period ended September 30, 2025, primarily due to lower duration exposure and strong carry in a persistently higher-for-longer rate environment. As Treasury yields remained elevated and rate volatility weighed on longer-duration fixed-rate assets, the loan market benefited from rising base rates and robust coupon income that more than offset modest credit spread widening. Technical support from  CLO demand and limited net new supply further bolstered prices, while fundamentals remained stable, with default rates well below historical averages and corporate earnings resilient despite slower growth. In contrast, the investment-grade credit segments within the Aggregate were pressured by duration drag and wider spreads, leaving leveraged loans as one of the best-performing credit asset classes over the period.

Top Contributors
↑	Positive security selection in Software & Services and Utilities positively contributed to relative performance.

Top Detractors
↓
The top detractors for the period included the Fund’s out-of-Index allocation to high yield bonds, which underperformed leveraged loans for the period. Additionally, negative security selection in BB-rated loans detracted from the Fund’s performance, but was partially offset by positive selection in single-B loans.

POSITIONING
We believe the Fund is well-positioned, maintaining a bias toward higher quality loans with appropriate industry diversification and a conservative credit profile. The top sector weighting was unchanged with Software & Services remaining the largest exposure, while the allocation to Health Care Equipment & Services increased and Consumer Services exposure was reduced. The Fund’s rating profile remained largely unchanged, with a modest increase in single B and CCC & Below-rated loans while reducing exposures in BB and BBB & Above rated loans.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
Shenkman Capital Floating Rate High Income Fund	PAGE 1	TSR-AR-00770X485

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/01/2017)
Class F	6.51	5.92	4.63
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.87
Morningstar LSTA US Leveraged Loan TR USD	7.00	6.96	5.34
Morningstar LSTA US B- Ratings and Above Loan TR USD	7.23	6.92	5.37
Visit https://www.shenkmancapital.com/strategies#mutual_funds_floating_rate for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$281,856,368
Number of Holdings	451
Net Advisory Fee	$899,516
Portfolio Turnover	83%
Average Credit Quality	B1 / B+*
Weighted Average Maturity	4.58 years
30-Day SEC Yield	7.78%
30-Day SEC Yield Unsubsidized	7.60%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.
Shenkman Capital Floating Rate High Income Fund	PAGE 2	TSR-AR-00770X485

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Securities	(% of net assets)
Invesco Senior Loan ETF	4.0%
First American Government Obligations Fund - Class X	3.4%
Delivery Hero Finco LLC	1.0%
Polaris Newco LLC	0.9%
Central Parent LLC	0.9%
Grifols Worldwide Operations USA, Inc.	0.8%
Lumen Technologies, Inc.	0.8%
McAfee Corp.	0.8%
CommScope LLC	0.7%
Cirque Du Soleil Holding USA Newco, Inc.	0.6%

Security Type	(% of net assets)
Bank Loans	87.8%
Corporate Bonds	6.4%
Exchange Traded Funds	4.0%
Money Market Funds	3.4%
Cash & Other	-1.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.shenkmancapital.com/strategies#mutual_funds_floating_rate.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Shenkman Capital Management documents not be householded, please contact Shenkman Capital Management at 1-855-743-6562, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Shenkman Capital Management or your financial intermediary.
Shenkman Capital Floating Rate High Income Fund	PAGE 3	TSR-AR-00770X485

Shenkman Capital Floating Rate High Income Fund
Institutional Class | SFHIX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Shenkman Capital Floating Rate High Income Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds_floating_rate. You can also request this information by contacting us at 1-855-743-6562.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	0.54%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Shenkman Capital Floating Rate High Income Fund (the “Fund”) modestly underperformed the Morningstar LSTA US B- Ratings and Above Loan Index (the “Index”) for the twelve months ended September 30, 2025 (the “Period”). The Index returned 7.23% in the Period, buoyed by elevated coupons and robust CLO formations. The period was marked by a series of idiosyncratic factors within the benchmark universe, such as survivorship bias, evidenced by the Cubic Corp. downgrade and the fraud-related bankruptcy of First Brands, both of which dropped out of the benchmark, detracting from relative performance.
Over the Last-Twelve-Months period, the Fund outperformed the Bloomberg U.S. Aggregate Bond Index which returned 2.88% for the period. Leveraged loans outperformed the Bloomberg U.S. Aggregate Bond Index over the 12-month period ended September 30, 2025, primarily due to lower duration exposure and strong carry in a persistently higher-for-longer rate environment. As Treasury yields remained elevated and rate volatility weighed on longer-duration fixed-rate assets, the loan market benefited from rising base rates and robust coupon income that more than offset modest credit spread widening. Technical support from  CLO demand and limited net new supply further bolstered prices, while fundamentals remained stable, with default rates well below historical averages and corporate earnings resilient despite slower growth. In contrast, the investment-grade credit segments within the Aggregate were pressured by duration drag and wider spreads, leaving leveraged loans as one of the best-performing credit asset classes over the period.

Top Contributors
↑	Positive security selection in Software & Services and Utilities positively contributed to relative performance.

Top Detractors
↓
The top detractors for the period included the Fund’s out-of-Index allocation to high yield bonds, which underperformed leveraged loans for the period. Additionally, negative security selection in BB-rated loans detracted from the Fund’s performance, but was partially offset by positive selection in single-B loans.

POSITIONING
We believe the Fund is well-positioned, maintaining a bias toward higher quality loans with appropriate industry diversification and a conservative credit profile. The top sector weighting was unchanged with Software & Services remaining the largest exposure, while the allocation to Health Care Equipment & Services increased and Consumer Services exposure was reduced. The Fund’s rating profile remained largely unchanged, with a modest increase in single B and CCC & Below-rated loans while reducing exposures in BB and BBB & Above rated loans.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
Shenkman Capital Floating Rate High Income Fund	PAGE 1	TSR-AR-00770X576

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	6.53	5.94	4.77
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Morningstar LSTA US Leveraged Loan TR USD	7.00	6.96	5.47
Morningstar LSTA US B- Ratings and Above Loan TR USD	7.23	6.92	5.40
Visit https://www.shenkmancapital.com/strategies#mutual_funds_floating_rate for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$281,856,368
Number of Holdings	451
Net Advisory Fee	$899,516
Portfolio Turnover	83%
Average Credit Quality	B1 / B+*
Weighted Average Maturity	4.58 years
30-Day SEC Yield	7.82%
30-Day SEC Yield Unsubsidized	7.64%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Securities	(% of net assets)
Invesco Senior Loan ETF	4.0%
First American Government Obligations Fund - Class X	3.4%
Delivery Hero Finco LLC	1.0%
Polaris Newco LLC	0.9%
Central Parent LLC	0.9%
Grifols Worldwide Operations USA, Inc.	0.8%
Lumen Technologies, Inc.	0.8%
McAfee Corp.	0.8%
CommScope LLC	0.7%
Cirque Du Soleil Holding USA Newco, Inc.	0.6%

Security Type	(% of net assets)
Bank Loans	87.8%
Corporate Bonds	6.4%
Exchange Traded Funds	4.0%
Money Market Funds	3.4%
Cash & Other	-1.6%
Shenkman Capital Floating Rate High Income Fund	PAGE 2	TSR-AR-00770X576

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.shenkmancapital.com/strategies#mutual_funds_floating_rate.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Shenkman Capital Management documents not be householded, please contact Shenkman Capital Management at 1-855-743-6562, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Shenkman Capital Management or your financial intermediary.
Shenkman Capital Floating Rate High Income Fund	PAGE 3	TSR-AR-00770X576

Shenkman Capital Short Duration High Income Fund
Class A | SCFAX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Shenkman Capital Short Duration High Income Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds_short_duration. You can also request this information by contacting us at 1-855-743-6562.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.96%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2025, the Shenkman Capital Short Duration High Income Fund (the “Fund”) underperformed its benchmark, the ICE BofA 0-2 Year Duration BB-B U.S. HY Constrained Index (H42C). The Fund posted a stable above-coupon return for the period which saw meaningful rate volatility throughout the period in 5-10 year Treasuries while the Fed cut its federal funds rate by 150bps from mid-September of 2024 in a dramatic pivot from its historic rate hike cycle.
Over the Last-Twelve-Months period, the Fund outperformed the Bloomberg U.S. Aggregate Bond Index which returned 2.88% for the period. The Short Duration Fund outperformed the Bloomberg U.S. Aggregate Bond Index over the 12-month period ended September 30, 2025, primarily due to lower duration exposure and strong carry in a persistently higher-for-longer rate environment. As Treasury yields remained elevated and rate volatility weighed on longer-duration fixed-rate assets, the short duration high yield market benefited from stable coupon income that more than offset modest credit spread widening. Technical factors were also supportive and helped to drive prices higher as investor looked to replaced assets that were repaid or refinanced due to an improving primary market, while fundamentals remained stable, with default rates well below historical averages and corporate earnings resilient despite slower growth. In contrast, the investment-grade credit segments within the Aggregate were pressured by duration drag and wider spreads, leaving short duration high yield as the better performing credit asset over the period.

Top Contributors
↑
The top contributors for the period were the Fund’s higher exposure and selection to bonds with final maturities greater than 3 years. Additional contributors were its: selection in the BB rated credits, allocation to CCC & below rated credits, selection in Technology, and selection and underweight in Utilities.

Top Detractors
↓
Some of the detractors over the period included its: negative selection and underweight to bonds with final maturities less than 3 years, negative selection and underweight to B rated credits, underweight in Oil & Gas, and negative selection and underweight in Cable & Satellite.

POSITIONING
We believe the Fund has maintained an all-weather positioning with its higher quality, shorter duration focus, complemented by ample diversification, and a relatively conservative credit and maturity profile. The Fund’s top 5 sectors were consistent, year over year weightings remained unchanged with Leisure, Gaming, Travel and Industrials remaining the two largest exposures while rankings shuffled within the remaining three, with Financials, Healthcare and Automotives rounding out the remaining top 5 in size order. Exposures increased across many sectors, with Technology and Healthcare seeing the largest increases while Industrials and Leisure, Gaming, Travel saw the largest exposure decreases, largely as a result of corporate actions as bonds were called or tendered, and to a lesser extent relative value sales. The Fund has intentionally avoided the Oil & Gas sector given our view of the unfavorable risk/reward and higher volatility in this segment of the short duration market. The Fund’s average rating profile shifted slightly lower to B1/BB-
Shenkman Capital Short Duration High Income Fund	PAGE 1	TSR-AR-00770X501

given as BB exposure decreased largely as a result of bonds being redeemed and selective ratings upgrades to investment grade. The Fund’s average final maturity profile increased to 2.95 years as shorter tenor corporate bonds were redeemed and replaced with purchases of longer tenured short duration bonds.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	5.77	4.27	3.73
Class A (with sales charge)	2.55	3.63	3.41
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
ICE BofA 0-3 Year US Treasury Total Return Index	4.04	1.99	1.83
ICE BofA 0-2 Year Duration BB-B US High Yield Constrained Index	6.12	5.08	4.40
Visit https://www.shenkmancapital.com/strategies#mutual_funds_short_duration for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,876,954,828
Number of Holdings	407
Net Advisory Fee	$8,857,894
Portfolio Turnover	72%
Average Credit Quality	B1 / BB-*
Weighted Average Maturity	2.94 years
Effective Duration	1.42 years
30-Day SEC Yield	4.63%
30-Day SEC Yield Unsubsidized	4.65%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.
Shenkman Capital Short Duration High Income Fund	PAGE 2	TSR-AR-00770X501

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Securities	(% of net assets)
First American Government Obligations Fund - Class X	2.7%
Tenet Healthcare Corp.	1.2%
HUB International Ltd.	1.1%
IQVIA, Inc.	0.9%
CCO Holdings LLC / CCO Holdings Capital Corp.	0.8%
Sirius XM Radio LLC	0.8%
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC	0.8%
Churchill Downs, Inc.	0.8%
Tenet Healthcare Corp.	0.7%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	0.7%

Security Type	(% of net assets)
Corporate Bonds	88.4%
Bank Loans	7.2%
Money Market Funds	2.7%
Convertible Bonds	1.2%
Cash & Other	0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.shenkmancapital.com/strategies#mutual_funds_short_duration.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Shenkman Capital Management documents not be householded, please contact Shenkman Capital Management at 1-855-743-6562, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Shenkman Capital Management or your financial intermediary.
Shenkman Capital Short Duration High Income Fund	PAGE 3	TSR-AR-00770X501

Shenkman Capital Short Duration High Income Fund
Class C | SCFCX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Shenkman Capital Short Duration High Income Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds_short_duration. You can also request this information by contacting us at 1-855-743-6562.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$174	1.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2025, the Shenkman Capital Short Duration High Income Fund (the “Fund”) underperformed its benchmark, the ICE BofA 0-2 Year Duration BB-B U.S. HY Constrained Index (H42C). The Fund posted a stable above-coupon return for the period which saw meaningful rate volatility throughout the period in 5-10 year Treasuries while the Fed cut its federal funds rate by 150bps from mid-September of 2024 in a dramatic pivot from its historic rate hike cycle.
Over the Last-Twelve-Months period, the Fund outperformed the Bloomberg U.S. Aggregate Bond Index which returned 2.88% for the period. The Short Duration Fund outperformed the Bloomberg U.S. Aggregate Bond Index over the 12-month period ended September 30, 2025, primarily due to lower duration exposure and strong carry in a persistently higher-for-longer rate environment. As Treasury yields remained elevated and rate volatility weighed on longer-duration fixed-rate assets, the short duration high yield market benefited from stable coupon income that more than offset modest credit spread widening. Technical factors were also supportive and helped to drive prices higher as investor looked to replaced assets that were repaid or refinanced due to an improving primary market, while fundamentals remained stable, with default rates well below historical averages and corporate earnings resilient despite slower growth. In contrast, the investment-grade credit segments within the Aggregate were pressured by duration drag and wider spreads, leaving short duration high yield as the better performing credit asset over the period.

Top Contributors
↑
The top contributors for the period were the Fund’s higher exposure and selection to bonds with final maturities greater than 3 years. Additional contributors were its: selection in the BB rated credits, allocation to CCC & below rated credits, selection in Technology, and selection and underweight in Utilities.

Top Detractors
↓
Some of the detractors over the period included its: negative selection and underweight to bonds with final maturities less than 3 years, negative selection and underweight to B rated credits, underweight in Oil & Gas, and negative selection and underweight in Cable & Satellite.

POSITIONING
We believe the Fund has maintained an all-weather positioning with its higher quality, shorter duration focus, complemented by ample diversification, and a relatively conservative credit and maturity profile. The Fund’s top 5 sectors were consistent, year over year weightings remained unchanged with Leisure, Gaming, Travel and Industrials remaining the two largest exposures while rankings shuffled within the remaining three, with Financials, Healthcare and Automotives rounding out the remaining top 5 in size order. Exposures increased across many sectors, with Technology and Healthcare seeing the largest increases while Industrials and Leisure, Gaming, Travel saw the largest exposure decreases, largely as a result of corporate actions as bonds were called or tendered, and to a lesser extent relative value sales. The Fund has intentionally avoided the Oil & Gas sector given our view of the unfavorable risk/reward and higher volatility in this segment of the short duration market. The Fund’s average rating profile shifted slightly lower to B1/BB-
Shenkman Capital Short Duration High Income Fund	PAGE 1	TSR-AR-00770X600

given as BB exposure decreased largely as a result of bonds being redeemed and selective ratings upgrades to investment grade. The Fund’s average final maturity profile increased to 2.95 years as shorter tenor corporate bonds were redeemed and replaced with purchases of longer tenured short duration bonds.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	4.90	3.49	2.97
Class C (with sales charge)	3.90	3.49	2.97
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
ICE BofA 0-3 Year US Treasury Total Return Index	4.04	1.99	1.83
ICE BofA 0-2 Year Duration BB-B US High Yield Constrained Index	6.12	5.08	4.40
Visit https://www.shenkmancapital.com/strategies#mutual_funds_short_duration for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,876,954,828
Number of Holdings	407
Net Advisory Fee	$8,857,894
Portfolio Turnover	72%
Average Credit Quality	B1 / BB-*
Weighted Average Maturity	2.94 years
Effective Duration	1.42 years
30-Day SEC Yield	3.99%
30-Day SEC Yield Unsubsidized	4.01%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.
Shenkman Capital Short Duration High Income Fund	PAGE 2	TSR-AR-00770X600

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Securities	(% of net assets)
First American Government Obligations Fund - Class X	2.7%
Tenet Healthcare Corp.	1.2%
HUB International Ltd.	1.1%
IQVIA, Inc.	0.9%
CCO Holdings LLC / CCO Holdings Capital Corp.	0.8%
Sirius XM Radio LLC	0.8%
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC	0.8%
Churchill Downs, Inc.	0.8%
Tenet Healthcare Corp.	0.7%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	0.7%

Security Type	(% of net assets)
Corporate Bonds	88.4%
Bank Loans	7.2%
Money Market Funds	2.7%
Convertible Bonds	1.2%
Cash & Other	0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.shenkmancapital.com/strategies#mutual_funds_short_duration.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Shenkman Capital Management documents not be householded, please contact Shenkman Capital Management at 1-855-743-6562, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Shenkman Capital Management or your financial intermediary.
Shenkman Capital Short Duration High Income Fund	PAGE 3	TSR-AR-00770X600

Shenkman Capital Short Duration High Income Fund
Class F | SCFFX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Shenkman Capital Short Duration High Income Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds_short_duration. You can also request this information by contacting us at 1-855-743-6562.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$75	0.73%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2025, the Shenkman Capital Short Duration High Income Fund (the “Fund”) underperformed its benchmark, the ICE BofA 0-2 Year Duration BB-B U.S. HY Constrained Index (H42C). The Fund posted a stable above-coupon return for the period which saw meaningful rate volatility throughout the period in 5-10 year Treasuries while the Fed cut its federal funds rate by 150bps from mid-September of 2024 in a dramatic pivot from its historic rate hike cycle.
Over the Last-Twelve-Months period, the Fund outperformed the Bloomberg U.S. Aggregate Bond Index which returned 2.88% for the period. The Short Duration Fund outperformed the Bloomberg U.S. Aggregate Bond Index over the 12-month period ended September 30, 2025, primarily due to lower duration exposure and strong carry in a persistently higher-for-longer rate environment. As Treasury yields remained elevated and rate volatility weighed on longer-duration fixed-rate assets, the short duration high yield market benefited from stable coupon income that more than offset modest credit spread widening. Technical factors were also supportive and helped to drive prices higher as investor looked to replaced assets that were repaid or refinanced due to an improving primary market, while fundamentals remained stable, with default rates well below historical averages and corporate earnings resilient despite slower growth. In contrast, the investment-grade credit segments within the Aggregate were pressured by duration drag and wider spreads, leaving short duration high yield as the better performing credit asset over the period.

Top Contributors
↑
The top contributors for the period were the Fund’s higher exposure and selection to bonds with final maturities greater than 3 years. Additional contributors were its: selection in the BB rated credits, allocation to CCC & below rated credits, selection in Technology, and selection and underweight in Utilities.

Top Detractors
↓
Some of the detractors over the period included its: negative selection and underweight to bonds with final maturities less than 3 years, negative selection and underweight to B rated credits, underweight in Oil & Gas, and negative selection and underweight in Cable & Satellite.

POSITIONING
We believe the Fund has maintained an all-weather positioning with its higher quality, shorter duration focus, complemented by ample diversification, and a relatively conservative credit and maturity profile. The Fund’s top 5 sectors were consistent, year over year weightings remained unchanged with Leisure, Gaming, Travel and Industrials remaining the two largest exposures while rankings shuffled within the remaining three, with Financials, Healthcare and Automotives rounding out the remaining top 5 in size order. Exposures increased across many sectors, with Technology and Healthcare seeing the largest increases while Industrials and Leisure, Gaming, Travel saw the largest exposure decreases, largely as a result of corporate actions as bonds were called or tendered, and to a lesser extent relative value sales. The Fund has intentionally avoided the Oil & Gas sector given our view of the unfavorable risk/reward and higher volatility in this segment of the short duration market. The Fund’s average rating profile shifted slightly lower to B1/BB-
Shenkman Capital Short Duration High Income Fund	PAGE 1	TSR-AR-00770X766

given as BB exposure decreased largely as a result of bonds being redeemed and selective ratings upgrades to investment grade. The Fund’s average final maturity profile increased to 2.95 years as shorter tenor corporate bonds were redeemed and replaced with purchases of longer tenured short duration bonds.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class F	5.91	4.49	3.98
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
ICE BofA 0-3 Year US Treasury Total Return Index	4.04	1.99	1.83
ICE BofA 0-2 Year Duration BB-B US High Yield Constrained Index	6.12	5.08	4.40
Visit https://www.shenkmancapital.com/strategies#mutual_funds_short_duration for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,876,954,828
Number of Holdings	407
Net Advisory Fee	$8,857,894
Portfolio Turnover	72%
Average Credit Quality	B1 / BB-*
Weighted Average Maturity	2.94 years
Effective Duration	1.42 years
30-Day SEC Yield	5.03%
30-Day SEC Yield Unsubsidized	5.05%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.
Shenkman Capital Short Duration High Income Fund	PAGE 2	TSR-AR-00770X766

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Securities	(% of net assets)
First American Government Obligations Fund - Class X	2.7%
Tenet Healthcare Corp.	1.2%
HUB International Ltd.	1.1%
IQVIA, Inc.	0.9%
CCO Holdings LLC / CCO Holdings Capital Corp.	0.8%
Sirius XM Radio LLC	0.8%
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC	0.8%
Churchill Downs, Inc.	0.8%
Tenet Healthcare Corp.	0.7%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	0.7%

Security Type	(% of net assets)
Corporate Bonds	88.4%
Bank Loans	7.2%
Money Market Funds	2.7%
Convertible Bonds	1.2%
Cash & Other	0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.shenkmancapital.com/strategies#mutual_funds_short_duration.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Shenkman Capital Management documents not be householded, please contact Shenkman Capital Management at 1-855-743-6562, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Shenkman Capital Management or your financial intermediary.
Shenkman Capital Short Duration High Income Fund	PAGE 3	TSR-AR-00770X766

Shenkman Capital Short Duration High Income Fund
Institutional Class | SCFIX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Shenkman Capital Short Duration High Income Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds_short_duration. You can also request this information by contacting us at 1-855-743-6562.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$67	0.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2025, the Shenkman Capital Short Duration High Income Fund (the “Fund”) underperformed its benchmark, the ICE BofA 0-2 Year Duration BB-B U.S. HY Constrained Index (H42C). The Fund posted a stable above-coupon return for the period which saw meaningful rate volatility throughout the period in 5-10 year Treasuries while the Fed cut its federal funds rate by 150bps from mid-September of 2024 in a dramatic pivot from its historic rate hike cycle.
Over the Last-Twelve-Months period, the Fund outperformed the Bloomberg U.S. Aggregate Bond Index which returned 2.88% for the period. The Short Duration Fund outperformed the Bloomberg U.S. Aggregate Bond Index over the 12-month period ended September 30, 2025, primarily due to lower duration exposure and strong carry in a persistently higher-for-longer rate environment. As Treasury yields remained elevated and rate volatility weighed on longer-duration fixed-rate assets, the short duration high yield market benefited from stable coupon income that more than offset modest credit spread widening. Technical factors were also supportive and helped to drive prices higher as investor looked to replaced assets that were repaid or refinanced due to an improving primary market, while fundamentals remained stable, with default rates well below historical averages and corporate earnings resilient despite slower growth. In contrast, the investment-grade credit segments within the Aggregate were pressured by duration drag and wider spreads, leaving short duration high yield as the better performing credit asset over the period.

Top Contributors
↑
The top contributors for the period were the Fund’s higher exposure and selection to bonds with final maturities greater than 3 years. Additional contributors were its: selection in the BB rated credits, allocation to CCC & below rated credits, selection in Technology, and selection and underweight in Utilities.

Top Detractors
↓
Some of the detractors over the period included its: negative selection and underweight to bonds with final maturities less than 3 years, negative selection and underweight to B rated credits, underweight in Oil & Gas, and negative selection and underweight in Cable & Satellite.

POSITIONING
We believe the Fund has maintained an all-weather positioning with its higher quality, shorter duration focus, complemented by ample diversification, and a relatively conservative credit and maturity profile. The Fund’s top 5 sectors were consistent, year over year weightings remained unchanged with Leisure, Gaming, Travel and Industrials remaining the two largest exposures while rankings shuffled within the remaining three, with Financials, Healthcare and Automotives rounding out the remaining top 5 in size order. Exposures increased across many sectors, with Technology and Healthcare seeing the largest increases while Industrials and Leisure, Gaming, Travel saw the largest exposure decreases, largely as a result of corporate actions as bonds were called or tendered, and to a lesser extent relative value sales. The Fund has intentionally avoided the Oil & Gas sector given our view of the unfavorable risk/reward and higher volatility in this segment of the short duration market. The Fund’s average rating profile shifted slightly lower to B1/BB-
Shenkman Capital Short Duration High Income Fund	PAGE 1	TSR-AR-00770X709

given as BB exposure decreased largely as a result of bonds being redeemed and selective ratings upgrades to investment grade. The Fund’s average final maturity profile increased to 2.95 years as shorter tenor corporate bonds were redeemed and replaced with purchases of longer tenured short duration bonds.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	6.09	4.59	4.07
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
ICE BofA 0-3 Year US Treasury Total Return Index	4.04	1.99	1.83
ICE BofA 0-2 Year Duration BB-B US High Yield Constrained Index	6.12	5.08	4.40
Visit https://www.shenkmancapital.com/strategies#mutual_funds_short_duration for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,876,954,828
Number of Holdings	407
Net Advisory Fee	$8,857,894
Portfolio Turnover	72%
Average Credit Quality	B1 / BB-*
Weighted Average Maturity	2.94 years
Effective Duration	1.42 years
30-Day SEC Yield	5.11%
30-Day SEC Yield Unsubsidized	5.13%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.
Shenkman Capital Short Duration High Income Fund	PAGE 2	TSR-AR-00770X709

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Securities	(% of net assets)
First American Government Obligations Fund - Class X	2.7%
Tenet Healthcare Corp.	1.2%
HUB International Ltd.	1.1%
IQVIA, Inc.	0.9%
CCO Holdings LLC / CCO Holdings Capital Corp.	0.8%
Sirius XM Radio LLC	0.8%
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC	0.8%
Churchill Downs, Inc.	0.8%
Tenet Healthcare Corp.	0.7%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	0.7%

Security Type	(% of net assets)
Corporate Bonds	88.4%
Bank Loans	7.2%
Money Market Funds	2.7%
Convertible Bonds	1.2%
Cash & Other	0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.shenkmancapital.com/strategies#mutual_funds_short_duration.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Shenkman Capital Management documents not be householded, please contact Shenkman Capital Management at 1-855-743-6562, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Shenkman Capital Management or your financial intermediary.
Shenkman Capital Short Duration High Income Fund	PAGE 3	TSR-AR-00770X709

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Joe D. Redwine, Ms. Michele Rackey, Ms. Anne Kritzmire and Mr. Craig Wainscott are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant including the review of federal income tax returns, review of federal excise tax returns, review of state tax returns, if any, and assistance with calculation of required income, capital gain and excise distributions. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2025	FYE 9/30/2024
(a) Audit Fees	$52,000	$52,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$7,200	$7,200
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2025	FYE 9/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) During the audit of the registrant’s financial statements, 100 percent of the hours were attributed to work performed by persons other than full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 9/30/2025	FYE 9/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedules of Investments are included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

SHENKMAN CAPITAL FUNDS
Shenkman Capital Floating Rate High Income Fund
Shenkman Capital Short Duration High Income Fund
Annual Financial Statements and Additional Information
September 30, 2025

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

	Principal Value	Value
BANK LOANS - 87.8%
Aerospace & Defense - 2.1%
Apple Bidco LLC, Senior Secured First Lien, 6.66% (1 mo. SOFR US + 2.50%), 09/23/2031, (0.00% Floor)	$422,062	$422,494
Brown Group Holding LLC, Senior Secured First Lien
6.91% (1 mo. SOFR US + 2.75%), 07/01/2031, (0.50% Floor)	200,004	200,590
6.95% (3 mo. SOFR US + 2.75%), 07/01/2031, (0.50% Floor)	270,724	271,517
7.06% (3 mo. SOFR US + 2.75%), 07/01/2031, (0.50% Floor)	419,553	420,783
Dynasty Acquisition Co., Inc., Senior Secured First Lien, 6.16% (1 mo. SOFR US + 2.00%), 10/31/2031, (0.00% Floor)	610,388	611,313
Goat Holdco LLC, Senior Secured First Lien, 6.91% (1 mo. SOFR US + 2.75%), 01/27/2032, (0.00% Floor)	547,250	548,522
Karman Holdings, Inc., Senior Secured First Lien, 7.50% (3 mo. SOFR US + 3.50%), 04/01/2032, (0.00% Floor)	759,098	763,842
LSF11 Trinity Bidco, Inc., Senior Secured First Lien, 6.65% (1 mo. SOFR US + 2.50%), 06/17/2030, (0.00% Floor)	530,311	531,306
Signia Aerospace LLC, Senior Secured First Lien
6.91% (1 mo. SOFR US + 2.75%), 12/11/2031, (0.50% Floor)	288,999	289,902
7.06% (3 mo. SOFR US + 2.75%), 12/11/2031, (0.50% Floor)	5,648	5,665
7.74% (3 mo. SOFR US + 2.75%), 12/11/2031, (0.50% Floor)(a)	24,615	24,692
Spirit AeroSystems, Inc., Senior Secured First Lien, 8.81% (3 mo. SOFR US + 4.50%), 01/15/2027, (0.50% Floor)	238,319	239,660
TransDigm, Inc., Senior Secured First Lien
8.50% (3 mo. SOFR US + 2.25%), 03/22/2030, (0.00% Floor)	720,987	721,091
6.50% (3 mo. SOFR US + 2.50%), 01/20/2032, (0.00% Floor)	272,657	272,831
Trident Technologies LLC, Senior Secured First Lien, 8.66% (1 mo. SOFR US + 4.50%), 02/09/2032, (0.00% Floor)	543,270	546,665
		5,870,873
Auto Retail - 0.5%
CWGS Group LLC, Senior Secured First Lien
6.89% (1 mo. SOFR US + 2.50%), 06/05/2028, (0.75% Floor)	613,682	600,878

	Principal Value	Value
7.04% (1 mo. SOFR US + 2.50%), 06/05/2028, (0.75% Floor)	$31,398	$30,742
Mavis Tire Express Services Topco Corp., Senior Secured First Lien, 7.20% (3 mo. SOFR US + 3.00%), 05/04/2028, (0.75% Floor)	696,590	697,314
		1,328,934
Automotive - 1.7%
American Axle & Manufacturing, Inc., Senior Secured First Lien
7.05% (6 mo. SOFR US + 3.00%), 12/13/2029, (0.50% Floor)	313,521	313,599
7.06% (6 mo. SOFR US + 3.00%), 12/13/2029, (0.50% Floor)	269,985	270,053
7.18% (1 mo. SOFR US + 3.00%), 12/13/2029, (0.50% Floor)	291,247	291,320
7.57%, 09/20/2032(g)	496,324	494,462
Clarios Global LP, Senior Secured First Lien, 6.82% (1 mo. SOFR US + 2.50%), 05/06/2030, (0.00% Floor)	616,748	617,809
First Brands Group LLC, Senior Secured First Lien, 9.83% (3 mo. SOFR US + 5.00%), 03/30/2027, (1.00% Floor) (h)	1,795,623	653,409
Garrett LX I Sarl, Senior Secured First Lien, 6.31% (3 mo. SOFR US + 2.00%), 01/30/2032, (0.50% Floor)	281,584	281,936
Highline Aftermarket Acquisition LLC, Senior Secured First Lien, 7.70% (3 mo. SOFR US + 3.50%), 02/19/2030, (0.75% Floor)	418,835	420,931
Tenneco, Inc., Senior Secured First Lien
9.15% (3 mo. SOFR US + 4.75%), 11/17/2028, (0.50% Floor)	656,849	643,781
9.20% (3 mo. SOFR US + 5.00%), 11/17/2028, (0.50% Floor)	1,947	1,911
9.40% (3 mo. SOFR US + 5.00%), 11/17/2028, (0.50% Floor)	689,582	676,921
		4,666,132
Building Products - 1.7%
Cornerstone Building Brands, Inc., Senior Secured First Lien
7.60% (1 mo. SOFR US + 3.25%), 04/12/2028, (0.50% Floor)	204,949	195,166
9.78% (1 mo. SOFR US + 5.63%), 08/01/2028, (0.50% Floor)	536,328	517,109
Covia Holdings LLC, Senior Secured First Lien, 6.95% (3 mo. SOFR US + 2.75%), 02/26/2032, (0.00% Floor)	361,095	363,577
Herc Holdings, Inc., Senior Secured First Lien, 6.25% (1 mo. SOFR US + 2.00%), 06/02/2032, (0.00% Floor)	253,000	254,550
Hunter Douglas, Inc., Senior Secured First Lien, 7.25% (3 mo. SOFR US + 3.25%), 01/20/2032, (0.00% Floor)	288,818	289,566

The accompanying notes are an integral part of these financial statements.

1

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Principal Value	Value
BANK LOANS - (Continued)
Building Products - (Continued)
MITER Brands Acquisition Holdco, Inc., Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 03/28/2031, (0.00% Floor)	$474,210	$476,548
Quikrete Holdings, Inc., Senior Secured First Lien, 6.41% (1 mo. SOFR US + 2.25%), 02/10/2032, (0.00% Floor)	1,247,730	1,248,366
STS Operating, Inc., Senior Secured First Lien, 8.26% (1 mo. SOFR US + 4.00%), 03/25/2031, (0.00% Floor)	529,230	526,476
Tamko Building Products LLC, Senior Secured First Lien
6.75% (3 mo. SOFR US + 2.75%), 09/20/2030, (0.00% Floor)	140,360	140,929
6.79% (3 mo. SOFR US + 2.75%), 09/20/2030, (0.00% Floor)	93,573	93,953
6.91% (1 mo. SOFR US + 2.75%), 09/20/2030, (0.00% Floor)	46,787	46,977
6.95% (3 mo. SOFR US + 2.75%), 09/20/2030, (0.00% Floor)	46,319	46,507
6.95% (6 mo. SOFR US + 2.75%), 09/20/2030, (0.00% Floor)	43,507	43,683
Veritiv Operating Co., Senior Secured First Lien, 8.00% (3 mo. SOFR US + 4.00%), 11/29/2030, (0.00% Floor)	549,091	544,325
Wilsonart LLC, Senior Secured First Lien, 8.55% (3 mo. SOFR US + 4.25%), 08/05/2031, (0.00% Floor)	141,925	137,632
		4,925,364
Chemicals - 1.5%
Consolidated Energy Finance SA, Senior Secured First Lien, 8.66% (1 mo. SOFR US + 4.50%), 11/18/2030, (0.00% Floor)	392,758	368,983
Discovery Purchaser Corp., Senior Secured First Lien, 8.08% (3 mo. SOFR US + 3.75%), 10/04/2029, (0.50% Floor)	358,469	357,276
INEOS US Finance LLC, Senior Secured First Lien, 7.41% (1 mo. SOFR US + 3.25%), 02/19/2030, (0.00% Floor)	286,006	259,908
Lummus Technology Holdings V LLC, Senior Secured First Lien, 6.66% (1 mo. SOFR US + 2.50%), 12/31/2029, (0.00% Floor)	494,531	496,255
Nouryon Finance BV, Senior Secured First Lien, 7.42% (1 mo. SOFR US + 3.25%), 04/03/2028, (0.00% Floor)	303,621	304,239
Olympus Water US Holding Corp., Senior Secured First Lien, 7.30% (3 mo. SOFR US + 3.00%), 06/23/2031, (0.50% Floor)	274,993	272,644

	Principal Value	Value
Polar US Borrower LLC, Senior Secured First Lien
10.01% (or .75% PIK) (3 mo. SOFR US + 5.50%), 10/16/2028, (0.00% Floor)	$446,941	$67,041
10.05% (or 0.75% PIK) (1 mo. SOFR US + 5.50%), 10/16/2028, (0.00% Floor)	847	127
SCIH Salt Holdings, Inc., Senior Secured First Lien, 7.20% (3 mo. SOFR US + 3.00%), 01/31/2029, (0.75% Floor)	689,273	690,779
Sparta US HoldCo LLC, Senior Secured First Lien, 7.28% (1 mo. SOFR US + 3.00%), 08/02/2030, (0.75% Floor)	280,756	277,496
Tronox Finance LLC, Senior Secured First Lien
6.50% (3 mo. SOFR US + 2.50%), 09/30/2031, (0.00% Floor)	154,943	133,929
6.66% (1 mo. SOFR US + 2.50%), 09/30/2031, (0.00% Floor)	122,478	105,867
Windsor Holdings III LLC, Senior Secured First Lien, 6.92% (1 mo. SOFR US + 2.75%), 08/01/2030, (0.00% Floor)	476,742	477,736
WR Grace Holdings LLC, Senior Secured First Lien, 7.00% (3 mo. SOFR US + 3.00%), 08/09/2032, (0.50% Floor)	379,000	380,580
		4,192,860
Commercial Services - 5.4%
AlixPartners LLP, Senior Secured First Lien, 6.16% (1 mo. SOFR US + 2.00%), 08/12/2032, (0.00% Floor)	705,000	701,034
Allied Universal Holdco LLC, Senior Secured First Lien, 7.61% (1 mo. SOFR US + 3.25%), 08/20/2032, (0.00% Floor)	838,000	842,098
American Auto Auction Group LLC, Senior Secured First Lien, 8.50% (3 mo. SOFR US + 4.50%), 05/28/2032, (0.00% Floor)	1,127,814	1,139,194
Apex Group Treasury LLC, Senior Secured First Lien, 7.75% (3 mo. SOFR US + 3.50%), 02/27/2032, (0.00% Floor)	997,734	977,779
Aramark Services, Inc., Senior Secured First Lien
6.16% (1 mo. SOFR US + 2.00%), 06/24/2030, (0.00% Floor)	190,134	190,807
6.20% (3 mo. SOFR US + 2.00%), 06/24/2030, (0.00% Floor)	73,394	73,654
Ascensus Holdings, Inc., Senior Secured First Lien, 7.16% (1 mo. SOFR US + 3.00%), 08/02/2028, (0.50% Floor)	751,014	751,326

The accompanying notes are an integral part of these financial statements.

2

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Principal Value	Value
BANK LOANS - (Continued)
Commercial Services - (Continued)
Camelot US Acquisition LLC, Senior Secured First Lien
6.91% (1 mo. SOFR US + 2.75%), 01/31/2031, (0.00% Floor)	$819,461	$815,363
7.41% (1 mo. SOFR US + 3.25%), 01/31/2031, (0.00% Floor)	118,000	118,018
CoreLogic, Inc., Senior Secured First Lien, 7.89% (1 mo. SOFR US + 3.50%), 06/02/2028, (0.50% Floor)	985,956	987,804
Foundever Worldwide Corp., Senior Secured First Lien, 8.03% (1 mo. SOFR US + 3.75%), 08/28/2028, (0.50% Floor)	853,584	434,940
Garda World Security Corp., Senior Secured First Lien, 7.17% (1 mo. SOFR US + 3.00%), 02/01/2029, (0.00% Floor)	274,085	274,770
Isolved, Inc., Senior Secured First Lien, 6.91% (1 mo. SOFR US + 2.75%), 10/15/2030, (0.00% Floor)	410,749	412,494
OMNIA Partners LLC, Senior Secured First Lien
6.81% (3 mo. SOFR US + 2.50%), 07/25/2030, (0.00% Floor)	521,419	522,274
6.93% (3 mo. SOFR US + 2.50%), 07/25/2030, (0.00% Floor)	93,776	93,930
PG Polaris BidCo Sarl, Senior Secured First Lien, 7.05% (3 mo. SOFR US + 2.75%), 03/24/2031, (0.00% Floor)	534,610	537,083
Planet US Buyer LLC, Senior Secured First Lien, 7.20% (3 mo. SOFR US + 3.00%), 02/10/2031, (0.00% Floor)	271,655	273,449
Pre-Paid Legal Services, Inc., Senior Secured First Lien, 7.57% (1 mo. SOFR US + 3.25%), 12/15/2028, (0.50% Floor)	740,566	701,687
Saphilux Sarl, Senior Secured First Lien, 7.29% (3 mo. SOFR US + 3.00%), 07/27/2028, (0.50% Floor)	620,167	623,460
Skopima Consilio Parent LLC, Senior Secured First Lien, 8.07% (1 mo. SOFR US + 3.75%), 05/17/2028, (0.50% Floor)	1,465,310	1,248,722
Tempo Acquisition LLC, Senior Secured First Lien, 5.91% (1 mo. SOFR US + 1.75%), 08/31/2028, (0.50% Floor)	1,725,159	1,691,138
TKC Holdings, Inc., Senior Secured First Lien, 9.17% (1 mo. SOFR US + 5.00%), 05/15/2028, (1.00% Floor)	1,432,605	1,440,370
VT Topco, Inc., Senior Secured First Lien, 7.16% (1 mo. SOFR US + 3.00%), 08/09/2030, (0.50% Floor)	439,186	426,423
		15,277,817

	Principal Value	Value
Construction & Engineering - 1.3%
Amentum Holdings, Inc., Senior Secured First Lien, 6.41% (1 mo. SOFR US + 2.25%), 09/29/2031, (0.00% Floor)	$633,279	$633,973
American Residential Services LLC, Senior Secured First Lien, 6.75% (3 mo. SOFR US + 2.75%), 02/02/2032, (0.00% Floor)	413,418	413,162
Centuri Group, Inc., Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.25%), 07/09/2032, (0.00% Floor)	837,000	840,557
Green Infrastructure Partners, Inc., Senior Secured First Lien, 6.75% (3 mo. SOFR US + 2.75%), 09/24/2032, (0.00% Floor)	423,000	423,926
Pinnacle Buyer LLC, Senior Secured First Lien, 7.22% (1 mo. Term SOFR + 2.50%), 09/13/2032	584,000	585,460
Tecta America Corp., Senior Secured First Lien, 7.16% (1 mo. SOFR US + 3.00%), 02/18/2032, (0.00% Floor)	850,868	855,122
		3,752,200
Consumer Discretionary - 2.4%
American Greetings Corp., Senior Secured First Lien, 9.91% (1 mo. SOFR US + 5.75%), 10/30/2029, (0.00% Floor)	268,908	270,084
Beach Acquisition Bidco LLC, Senior Secured First Lien, 7.31% (3 mo. SOFR US + 3.25%), 09/13/2032, (0.00% Floor)	762,000	766,606
Kodiak BP LLC, Senior Secured First Lien, 7.75% (3 mo. SOFR US + 3.75%), 12/04/2031, (0.00% Floor)	304,613	303,682
McGraw-Hill Education, Inc., Senior Secured First Lien, 6.91% (1 mo. SOFR US + 2.75%), 08/06/2031, (0.00% Floor)	525,981	526,762
Peloton Interactive, Inc., Senior Secured First Lien, 9.66% (1 mo. SOFR US + 5.50%), 05/30/2029, (0.00% Floor)	269,568	273,813
Prometric Holdings, Inc., Senior Secured First Lien, 7.91% (1 mo. SOFR US + 3.75%), 06/25/2032, (0.00% Floor)	703,000	707,306
Renaissance Holdings Corp., Senior Secured First Lien, 8.16% (1 mo. SOFR US + 4.00%), 04/08/2030, (0.50% Floor)	1,198,625	1,041,929
StubHub Holdco Sub LLC, Senior Secured First Lien, 8.91% (1 mo. SOFR US + 4.75%), 03/15/2030, (0.00% Floor)	529,106	525,800
Tory Burch LLC, Senior Secured First Lien, 7.64% (1 mo. SOFR US + 3.25%), 04/17/2028, (0.50% Floor)	566,951	560,066

The accompanying notes are an integral part of these financial statements.

3

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Principal Value	Value
BANK LOANS - (Continued)
Consumer Discretionary - (Continued)
Weber-Stephen Products LLC, Senior Secured First Lien
7.64% (1 mo. SOFR US + 3.25%), 10/29/2027, (0.75% Floor)	$983,377	$976,002
7.94% (1 mo. Term SOFR + 3.75%), 09/17/2032	864,000	856,172
		6,808,222
Consumer Non-Discretionary - 0.1%
Valvoline, Inc., Senior Secured First Lien, 6.57% (1 mo. Term SOFR + 2.00%), 03/19/2032	275,000	276,261
Environmental & Facilities Services - 1.8%
Action Environmental Group, Inc., Senior Secured First Lien, 7.25% (3 mo. SOFR US + 3.25%), 10/24/2030, (0.50% Floor)	1,608,079	1,610,089
Belfor Holdings, Inc., Senior Secured First Lien, 6.91% (1 mo. SOFR US + 2.75%), 11/04/2030, (0.00% Floor)	464,466	467,081
EnergySolutions LLC, Senior Secured First Lien, 7.41% (1 mo. SOFR US + 3.25%), 09/23/2030, (0.50% Floor)	298,365	300,789
GFL ES US LLC, Senior Secured First Lien, 6.67% (3 mo. SOFR US + 2.50%), 03/03/2032, (0.00% Floor)	551,000	551,551
JFL-Tiger Acquisition Co., Inc., Senior Secured First Lien, 7.89% (1 mo. SOFR US + 3.75%), 10/17/2030, (0.50% Floor)	494,484	497,370
Reworld Holding Corp., Senior Secured First Lien, 6.39% (1 mo. SOFR US + 2.25%), 11/30/2028, (0.50% Floor)	215,930	216,401
Win Waste Innovations Holdings, Inc., Senior Secured First Lien
7.14% (1 mo. SOFR US + 2.75%), 03/27/2028, (0.50% Floor)	1,157,506	1,158,236
8.14% (1 mo. SOFR US + 3.75%), 03/27/2028, (0.50% Floor)	258,353	260,775
		5,062,292
Financials: Diversified - 4.3%
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 5.89% (1 mo. SOFR US + 1.75%), 06/24/2030, (0.50% Floor)	498,143	498,835
BCPE Pequod Buyer, Inc., Senior Secured First Lien, 7.16% (1 mo. SOFR US + 3.00%), 11/25/2031, (0.00% Floor)	749,123	751,329
Blackhawk Network Holdings, Inc., Senior Secured First Lien, 8.16% (1 mo. SOFR US + 4.00%), 03/12/2029, (1.00% Floor)	816,743	820,892

	Principal Value	Value
Boost Newco Borrower LLC, Senior Secured First Lien, 6.00% (3 mo. SOFR US + 2.00%), 01/31/2031, (0.00% Floor)	$411,729	$412,801
Citco Funding LLC, Senior Secured First Lien, 6.81% (6 mo. SOFR US + 2.75%), 04/27/2028, (0.50% Floor)	666,096	668,654
Corp. Service Co., Senior Secured First Lien, 6.77% (1 mo. SOFR US + 2.25%), 11/03/2027, (0.00% Floor)	90,240	89,789
Edelman Financial Engines Center LLC, Senior Secured First Lien, 7.16% (1 mo. SOFR US + 3.00%), 04/07/2028, (0.00% Floor)	441,117	441,924
Edelman Financial Engines Center LLC, Senior Secured Second Lien, 9.41% (1 mo. SOFR US + 5.25%), 10/06/2028, (0.00% Floor)	942,000	945,236
EIG Management Co. LLC, Senior Secured First Lien, 9.17% (1 mo. SOFR US + 5.00%), 05/17/2029, (0.00% Floor)	632,988	632,987
FNZ USA FinCo LLC, Senior Secured First Lien, 9.32% (3 mo. SOFR US + 5.00%), 11/05/2031, (0.00% Floor)	1,076,590	871,591
Focus Financial Partners LLC, Senior Secured First Lien, 6.91% (1 mo. SOFR US + 2.75%), 09/15/2031, (0.00% Floor)	591,862	592,673
IMC Global Holdings LLC, Senior Secured First Lien, 7.64% (1 mo. SOFR US + 3.50%), 06/21/2032, (0.00% Floor)	622,440	628,664
June Purchaser LLC, Senior Secured First Lien
7.00% (6 mo. SOFR US + 3.00%), 11/28/2031, (0.00% Floor)	493,060	495,113
8.67% (6 mo. Term SOFR + 3.25%), 11/28/2031(a)	82,590	82,934
NorthAB LLC, Senior Secured First Lien, 6.50% (3 mo. SOFR US + 2.50%), 11/24/2028, (0.50% Floor)	852,215	825,493
Osaic Holdings, Inc., Senior Secured First Lien, 7.16% (1 mo. SOFR US + 3.00%), 08/02/2032, (0.00% Floor)	394,013	394,237
PEX Holdings LLC, Senior Secured First Lien, 6.75% (3 mo. SOFR US + 2.75%), 11/19/2031, (0.00% Floor)	293,525	294,136
Superannuation & Investments US LLC, Senior Secured First Lien, 7.32% (1 mo. Term SOFR + 3.00%), 12/01/2028	278,303	280,077
VFH Parent LLC, Senior Secured First Lien, 6.82% (1 mo. SOFR US + 2.50%), 06/20/2031, (0.00% Floor)	638,062	639,657

The accompanying notes are an integral part of these financial statements.

4

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Principal Value	Value
BANK LOANS - (Continued)
Financials: Diversified - (Continued)
WEX, Inc., Senior Secured First Lien, 5.91% (1 mo. SOFR US + 1.75%), 04/03/2028, (0.00% Floor)	$685,132	$684,917
Zelis Payments Buyer, Inc., Senior Secured First Lien
7.07% (1 mo. SOFR US + 2.75%), 09/28/2029, (0.00% Floor)	653,055	652,307
7.41% (1 mo. SOFR US + 3.25%), 11/26/2031, (0.00% Floor)	273,930	274,272
		11,978,518
Financials: Insurance - 3.1%
Acrisure LLC, Senior Secured First Lien, 7.41% (1 mo. SOFR US + 3.25%), 06/21/2032, (0.00% Floor)	976,553	977,368
Alera Group, Inc., Senior Secured First Lien, 7.41% (1 mo. SOFR US + 3.25%), 05/28/2032, (0.50% Floor)	413,000	415,005
AmWINS Group, Inc., Senior Secured First Lien, 6.25% (3 mo. SOFR US + 2.25%), 01/30/2032, (0.75% Floor)	550,210	550,565
Ardonagh Group Finco Pty Ltd., Senior Secured First Lien
7.05% (3 mo. SOFR US + 2.75%), 02/17/2031, (0.00% Floor)	21,145	21,084
6.95% (6 mo. SOFR US + 2.75%), 02/18/2031, (0.00% Floor)	391,782	390,641
Asurion LLC, Senior Secured First Lien
7.68% (1 mo. Term SOFR + 3.25%), 07/30/2027	280,266	280,388
8.61% (1 mo. SOFR US + 4.25%), 08/21/2028, (0.00% Floor)	1,148,506	1,153,450
8.57% (1 mo. Term SOFR + 4.25%), 09/19/2030	631,061	627,842
Asurion LLC, Senior Secured Second Lien, 9.64% (1 mo. SOFR US + 5.25%), 02/03/2028, (0.00% Floor)	995,867	972,215
Baldwin Insurance Group Holdings LLC, Senior Secured First Lien, 6.64% (1 mo. SOFR US + 2.50%), 05/27/2031, (0.00% Floor)	292,791	293,402
Broadstreet Partners Group LLC, Senior Secured First Lien, 6.91% (1 mo. SOFR US + 2.75%), 06/13/2031, (0.00% Floor)	412,703	413,553
CRC Insurance Group LLC, Senior Secured Second Lien, 8.75% (3 mo. SOFR US + 4.75%), 05/06/2032, (0.00% Floor)	271,347	276,818
Goosehead Insurance Holdings LLC, Senior Secured First Lien, 7.18% (1 mo. SOFR US + 3.00%), 01/08/2032, (0.00% Floor)	550,620	555,438

	Principal Value	Value
Howden Group Holdings Ltd., Senior Secured First Lien, 7.66% (1 mo. SOFR US + 3.50%), 04/18/2030, (0.50% Floor)	$211,913	$211,979
HUB International Ltd., Senior Secured First Lien, 6.58% (3 mo. SOFR US + 2.25%), 06/20/2030, (0.75% Floor)	1,054,450	1,057,181
USI, Inc./NY, Senior Secured First Lien, 6.25% (3 mo. SOFR US + 2.25%), 11/23/2029, (0.00% Floor)	412,323	412,259
		8,609,188
Food & Beverage - 1.6%
Celsius Holdings, Inc., Senior Secured First Lien, 7.29% (3 mo. SOFR US + 3.00%), 04/01/2032, (0.00% Floor)	466,830	468,581
Froneri US, Inc., Senior Secured First Lien, 7.59% (1 mo. Term SOFR + 2.50%), 07/16/2032	531,000	530,514
Nourish Buyer I, Inc., Senior Secured First Lien, 8.83% (3 mo. SOFR US + 4.50%), 12/13/2032, (0.00% Floor)	405,000	406,013
Pegasus Bidco BV, Senior Secured First Lien, 6.76% (3 mo. SOFR US + 2.75%), 07/12/2029, (0.00% Floor)	546,214	548,945
Primo Brands Corp., Senior Secured First Lien, 6.25% (3 mo. SOFR US + 2.25%), 03/31/2028, (0.50% Floor)	806,863	807,637
Red SPV LLC, Senior Secured First Lien, 6.39% (1 mo. SOFR US + 2.25%), 03/15/2032, (0.00% Floor)	409,973	410,571
Saratoga Food Specialties LLC, Senior Secured First Lien, 7.31% (3 mo. SOFR US + 3.25%), 03/07/2029, (0.00% Floor)	480,241	483,694
Savor Acquisition, Inc., Senior Secured First Lien
7.32% (1 mo. SOFR US + 3.00%), 02/19/2032, (0.00% Floor)	422,940	425,947
7.56% (3 mo. Term SOFR + 3.25%), 02/19/2032(a)	40,000	40,284
Sazerac Co., Inc., Senior Secured First Lien, 6.70% (1 mo. SOFR US + 2.50%), 07/09/2032, (0.00% Floor)	492,000	495,555
		4,617,741
Healthcare: Equipment & Supplies - 2.5%
Aveanna Healthcare LLC, Senior Secured First Lien, 7.93% (3 mo. Term SOFR + 3.75%), 09/17/2032	438,000	438,445
Azalea Topco, Inc., Senior Secured First Lien, 7.16% (1 mo. SOFR US + 3.00%), 04/30/2031, (0.00% Floor)	419,093	418,439
Bausch + Lomb Corp., Senior Secured First Lien, 8.41% (1 mo. SOFR US + 4.25%), 01/15/2031, (0.00% Floor)	839,895	841,470

The accompanying notes are an integral part of these financial statements.

5

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Principal Value	Value
BANK LOANS - (Continued)
Healthcare: Equipment & Supplies - (Continued)
Covetrus, Inc., Senior Secured First Lien, 9.00% (3 mo. SOFR US + 5.00%), 10/15/2029, (0.50% Floor)	$380,414	$340,708
Gainwell Acquisition Corp., Senior Secured First Lien, 8.20% (3 mo. SOFR US + 4.00%), 10/01/2027, (0.75% Floor)	1,444,042	1,423,825
Insulet Corp., Senior Secured First Lien, 6.16% (1 mo. SOFR US + 2.00%), 08/04/2031, (0.00% Floor)	546,003	549,841
Medline Borrower LP, Senior Secured First Lien, 6.16% (1 mo. SOFR US + 2.00%), 10/23/2028, (0.50% Floor)	1,342,525	1,343,860
Owens & Minor, Inc., Senior Secured First Lien, 8.11% (1 mo. SOFR US + 3.75%), 03/29/2029, (0.50% Floor)	724,000	724,228
Waystar Technologies, Inc., Senior Secured First Lien
6.16% (1 mo. SOFR US + 2.00%), 10/22/2029, (0.00% Floor)	658,292	659,526
6.59% (1 mo. Term SOFR + 2.00%), 10/22/2029	208,000	208,390
		6,948,732
Healthcare: Facilities - 7.2%
ADMI Corp., Senior Secured First Lien
8.14% (1 mo. SOFR US + 3.75%), 12/23/2027, (0.50% Floor)	1,401,662	1,331,229
9.91% (1 mo. SOFR US + 5.75%), 12/23/2027, (0.00% Floor)	570,177	554,143
CHG Healthcare Services, Inc., Senior Secured First Lien
6.91% (1 mo. SOFR US + 2.75%), 09/29/2028, (0.50% Floor)	8	8
7.05% (3 mo. SOFR US + 2.75%), 09/29/2028, (0.50% Floor)	429,946	430,539
Examworks Bidco, Inc., Senior Secured First Lien, 6.91% (1 mo. SOFR US + 2.75%), 11/01/2028, (0.50% Floor)	942,799	945,618
Global Medical Response, Inc., Senior Secured First Lien, 7.63% (1 mo. SOFR US + 3.50%), 09/20/2032, (0.00% Floor)	1,696,000	1,698,425
Grifols Worldwide Operations USA, Inc., Senior Secured First Lien, 6.41% (1 mo. SOFR US + 2.00%), 11/15/2027, (0.00% Floor)	2,249,375	2,245,225
HAH Group Holding Co. LLC, Senior Secured First Lien, 9.16% (1 mo. SOFR US + 5.00%), 09/24/2031, (0.00% Floor)	1,117,416	1,009,864
Heartland Dental LLC, Senior Secured First Lien, 7.91% (1 mo. SOFR US + 3.75%), 08/25/2032, (0.00% Floor)	1,662,390	1,661,568

	Principal Value	Value
Hunter US Bidco, Inc., Senior Secured First Lien, 8.45% (3 mo. SOFR US + 4.25%), 08/21/2028, (0.50% Floor)	$862,055	$858,822
IVI America LLC, Senior Secured First Lien
8.05% (3 mo. SOFR US + 3.75%), 04/09/2031, (0.00% Floor)	562,875	567,097
8.07% (3 mo. Term SOFR + 3.75%), 04/09/2031	231,000	232,732
LifePoint Health, Inc., Senior Secured First Lien
7.66% (3 mo. SOFR US + 3.50%), 05/19/2031, (1.00% Floor)	832,944	830,278
8.07% (3 mo. SOFR US + 3.75%), 05/19/2031, (0.00% Floor)	421,183	420,943
LSCS Holdings, Inc., Senior Secured First Lien, 8.50% (3 mo. SOFR US + 4.50%), 03/04/2032, (0.00% Floor)	590,035	582,170
Onex TSG Intermediate Corp., Senior Secured First Lien, 8.00% (3 mo. SOFR US + 3.75%), 08/06/2032, (0.00% Floor)	532,000	535,516
Pacific Dental Services, Inc., Senior Secured First Lien, 6.64% (1 mo. SOFR US + 2.50%), 03/17/2031, (0.00% Floor)	472,815	473,011
Pluto Acquisition I, Inc., Senior Secured First Lien
9.50% (3 mo. SOFR US + 5.50%), 06/20/2028, (1.00% Floor)	91,866	92,096
8.24% (3 mo. SOFR US + 4.00%), 09/20/2028, (0.00% Floor)	463,641	345,412
Radiology Partners, Inc., Senior Secured First Lien, 8.50% (3 mo. SOFR US + 4.50%), 06/30/2032, (0.00% Floor)	733,000	732,619
Radnet Management, Inc., Senior Secured First Lien, 6.45% (3 mo. SOFR US + 2.25%), 04/18/2031, (0.00% Floor)	371,474	372,351
Select Medical Corp., Senior Secured First Lien, 6.16% (1 mo. SOFR US + 2.00%), 12/03/2031, (0.00% Floor)	360,753	361,882
Sotera Health Holdings LLC, Senior Secured First Lien, 6.66% (3 mo. SOFR US + 2.50%), 05/30/2031, (0.00% Floor)	643,140	644,883
Southern Veterinary Partners LLC, Senior Secured First Lien, 6.82% (3 mo. SOFR US + 2.50%), 12/04/2031, (0.00% Floor)	419,850	419,546
Surgery Center Holdings, Inc., Senior Secured First Lien, 6.66% (1 mo. SOFR US + 2.50%), 12/19/2030, (0.00% Floor)	615,183	616,337
Team Health Holdings, Inc., Senior Secured First Lien, 8.80% (3 mo. SOFR US + 4.50%), 06/30/2028, (0.00% Floor)	983,535	982,920

The accompanying notes are an integral part of these financial statements.

6

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Principal Value	Value
BANK LOANS - (Continued)
Healthcare: Facilities - (Continued)
US Fertility Enterprises LLC, Senior Secured First Lien
8.50% (3 mo. SOFR US + 4.50%), 10/14/2031, (0.00% Floor)	$25,877	$25,974
8.50% (6 mo. SOFR US + 4.50%), 10/14/2031, (0.00% Floor)	837,058	840,197
8.81% (3 mo. SOFR US + 4.50%), 10/14/2031, (0.00% Floor)	12,267	12,313
US Radiology Specialists, Inc., Senior Secured First Lien, 8.75% (3 mo. SOFR US + 4.75%), 12/15/2027, (0.00% Floor)	520,486	522,810
		20,346,528
Healthcare: Life Sciences - 0.4%
Phoenix Newco, Inc., Senior Secured First Lien, 6.66% (1 mo. SOFR US + 2.50%), 11/15/2028, (0.50% Floor)	738,168	739,630
Star Parent, Inc., Senior Secured First Lien, 8.00% (3 mo. SOFR US + 4.00%), 09/30/2030, (0.00% Floor)	418,085	418,608
		1,158,238
Healthcare: Managed Health Care - 1.2%
Bella Holding Co. LLC, Senior Secured First Lien, 7.16% (1 mo. SOFR US + 3.00%), 05/10/2028, (0.75% Floor)	617,525	619,195
Charlotte Buyer, Inc., Senior Secured First Lien, 8.43% (1 mo. SOFR US + 4.25%), 02/11/2028, (0.50% Floor)	551,948	551,763
Cotiviti, Inc., Senior Secured First Lien
7.03% (1 mo. SOFR US + 2.75%), 05/01/2031, (0.00% Floor)	970,999	955,623
7.63%, 05/01/2031	278,000	279,998
Raven Acquisition Holdings LLC, Senior Secured First Lien
7.16% (1 mo. SOFR US + 3.00%), 11/20/2031, (0.00% Floor)	813,512	814,167
8.28% (3 mo. Term SOFR + 3.25%), 11/20/2031(a)	58,400	58,447
		3,279,193
Healthcare: Pharma & Biotech - 1.3%
Amneal Pharmaceuticals LLC, Senior Secured First Lien, 7.66% (1 mo. SOFR US + 3.50%), 08/02/2032, (0.50% Floor)	562,000	562,467
Dechra Finance US LLC, Senior Secured First Lien, 7.45% (6 mo. SOFR US + 3.25%), 01/27/2032, (0.00% Floor)	293,525	294,504
Endo Finance Holdings, Inc., Senior Secured First Lien, 8.16% (1 mo. SOFR US + 4.00%), 04/23/2031, (0.50% Floor)	1,105,543	1,109,114

	Principal Value	Value
Financiere Mendel SASU, Senior Secured First Lien, 6.98% (3 mo. SOFR US + 2.75%), 11/13/2030, (0.00% Floor)	$661,958	$664,165
Jazz Financing Lux Sarl, Senior Secured First Lien, 6.41% (1 mo. SOFR US + 2.25%), 05/05/2028, (0.50% Floor)	970,423	972,631
		3,602,881
Industrial Machinery - 2.8%
AI Aqua Merger Sub, Inc., Senior Secured First Lien, 7.28% (1 mo. SOFR US + 3.00%), 07/31/2028, (0.50% Floor)	1,263,452	1,267,375
Chart Industries, Inc., Senior Secured First Lien, 6.79% (3 mo. SOFR US + 2.50%), 03/18/2030, (0.50% Floor)	357,435	359,893
Columbus McKinnon Corp./NY, Senior Secured First Lien, 6.50% (3 mo. SOFR US + 2.50%), 05/15/2028, (0.50% Floor)	493,495	494,729
Crosby US Acquisition Corp., Senior Secured First Lien, 7.66% (1 mo. SOFR US + 3.50%), 08/16/2029, (0.50% Floor)	492,143	494,759
Dynamo US Bidco, Inc., Senior Secured First Lien, 7.78% (1 mo. SOFR US + 3.50%), 10/31/2031, (0.00% Floor)	366,751	368,355
Gates Corp./DE, Senior Secured First Lien, 5.91% (1 mo. SOFR US + 1.75%), 11/16/2029, (0.50% Floor)	338,911	338,987
Indicor LLC, Senior Secured First Lien, 6.75% (3 mo. SOFR US + 2.75%), 11/23/2029, (0.50% Floor)	529,906	531,199
JBT Marel Corp., Senior Secured First Lien, 5.91% (1 mo. SOFR US + 1.75%), 01/02/2032, (0.00% Floor)	419,157	419,471
Jupiter Buyer, Inc., Senior Secured First Lien
8.55% (3 mo. SOFR US + 4.25%), 11/03/2031, (0.00% Floor)	284,628	287,207
9.60% (3 mo. Term SOFR + 4.75%), 11/03/2031(a)	33,007	33,306
Madison IAQ LLC, Senior Secured First Lien
6.70% (6 mo. SOFR US + 2.50%), 06/21/2028, (0.50% Floor)	495,645	496,631
7.45% (6 mo. SOFR US + 3.25%), 05/06/2032, (0.50% Floor)	290,273	292,021
Madison Safety & Flow LLC, Senior Secured First Lien, 6.91% (1 mo. SOFR US + 2.75%), 09/26/2031, (0.00% Floor)	298,559	299,276
Pro Mach Group, Inc., Senior Secured First Lien, 6.91% (1 mo. SOFR US + 2.75%), 08/31/2028, (1.00% Floor)	493,405	494,870

The accompanying notes are an integral part of these financial statements.

7

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Principal Value	Value
BANK LOANS - (Continued)
Industrial Machinery - (Continued)
TK Elevator US Newco, Inc., Senior Secured First Lien, 7.20% (3 mo. SOFR US + 3.00%), 04/30/2030, (0.50% Floor)	$1,357,814	$1,362,722
WEC US Holdings, Inc., Senior Secured First Lien, 6.53% (1 mo. SOFR US + 2.25%), 01/27/2031, (0.00% Floor)	408,253	408,847
		7,949,648
Leisure: Casinos & Gaming - 3.2%
888 Acquisitions LLC, Senior Secured First Lien, 9.76% (3 mo. SOFR US + 5.25%), 07/03/2028, (0.50% Floor)	1,063,806	1,026,307
Allwyn Entertainment Financing US LLC, Senior Secured First Lien, 6.33% (3 mo. SOFR US + 2.00%), 06/11/2031, (0.00% Floor)	279,561	279,474
Bally’s Corp., Senior Secured First Lien, 8.11% (3 mo. SOFR US + 3.25%), 10/02/2028, (0.50% Floor)	1,569,768	1,528,562
Caesars Entertainment, Inc., Senior Secured First Lien, 6.41% (1 mo. SOFR US + 2.25%), 02/06/2030, (0.50% Floor)	581,095	580,941
Entain Holdings Gibraltar Ltd., Senior Secured First Lien, 6.39% (3 mo. Term SOFR + 2.25%), 07/30/2032	1,160,000	1,159,693
Fertitta Entertainment LLC/NV, Senior Secured First Lien, 7.41% (1 mo. SOFR US + 3.25%), 01/29/2029, (0.50% Floor)	275,485	275,400
Flutter Financing BV, Senior Secured First Lien
5.75% (3 mo. SOFR US + 1.75%), 11/29/2030, (0.50% Floor)	986,603	985,123
6.00% (3 mo. SOFR US + 2.00%), 06/04/2032, (0.50% Floor)	427,928	428,137
Great Canadian Gaming Corp., Senior Secured First Lien, 8.75% (3 mo. SOFR US + 4.75%), 11/01/2029, (0.00% Floor)	443,510	428,821
Jack Ohio Finance LLC, Senior Secured First Lien, 8.16% (1 mo. SOFR US + 4.00%), 01/30/2032, (0.50% Floor)	409,940	408,300
Ontario Gaming GTA LP, Senior Secured First Lien, 8.24% (3 mo. SOFR US + 4.25%), 08/01/2030, (0.50% Floor)	869,614	850,591
Voyager Parent LLC, Senior Secured First Lien, 8.75% (3 mo. SOFR US + 4.75%), 07/01/2032, (0.00% Floor)	1,123,000	1,126,655
		9,078,004

	Principal Value	Value
Leisure: Hotels - 1.6%
Alterra Mountain Co., Senior Secured First Lien, 6.66% (1 mo. SOFR US + 2.50%), 08/17/2028, (0.00% Floor)	$499,565	$501,022
Herschend Entertainment Co. LLC, Senior Secured First Lien, 7.41% (1 mo. SOFR US + 3.25%), 05/27/2032, (0.00% Floor)	822,938	827,052
Hilton Grand Vacations Borrower LLC, Senior Secured First Lien, 6.16% (1 mo. SOFR US + 2.00%), 08/02/2028, (0.50% Floor)	291,490	291,436
Lakeland Holdings LLC, 8.00% 09/27/2027	333,330	15,000
Sabre GLBL, Inc., Senior Secured First Lien
8.61% (1 mo. SOFR US + 4.25%), 06/30/2028, (0.50% Floor)	213,495	200,063
9.36% (1 mo. SOFR US + 5.00%), 06/30/2028, (0.50% Floor)	1,059,409	998,054
10.36% (1 mo. SOFR US + 6.00%), 11/15/2029, (0.00% Floor)	52,176	49,567
10.42% (1 mo. Term SOFR + 6.00%), 11/15/2029	309,969	293,308
Sgh2 LLC, Senior Secured First Lien, 8.51% (3 mo. SOFR US + 4.50%), 08/18/2032, (0.00% Floor)	594,000	595,485
Travel + Leisure Co., Senior Secured First Lien, 6.66% (1 mo. SOFR US + 2.50%), 12/14/2029, (0.50% Floor)	370,049	371,368
TripAdvisor, Inc., Senior Secured First Lien, 6.91% (1 mo. SOFR US + 2.75%), 07/08/2031, (0.00% Floor)	275,409	270,590
		4,412,945
Leisure: Restaurants - 0.8%
BCPE Grill Parent, Inc., Senior Secured First Lien, 8.75% (3 mo. SOFR US + 4.75%), 09/30/2030, (0.50% Floor)	263,310	254,788
Dave & Buster’s, Inc., Senior Secured First Lien, 7.66% (3 mo. SOFR US + 3.25%), 06/29/2029, (0.50% Floor)	293,000	274,687
IRB Holding Corp., Senior Secured First Lien, 6.66% (1 mo. SOFR US + 2.50%), 12/15/2027, (0.75% Floor)	1,234,317	1,235,953
Tacala Investment Corp., Senior Secured First Lien, 7.66% (1 mo. SOFR US + 3.50%), 01/31/2031, (0.75% Floor)	520,106	523,032
		2,288,460
Media: Broadcasting - 0.6%
CMG Media Corp., Senior Secured First Lien, 7.70% (3 mo. SOFR US + 3.50%), 06/18/2029, (0.00% Floor)	427,015	409,106
Hubbard Radio LLC, Senior Secured First Lien, 8.66% (1 mo. SOFR US + 4.50%), 09/30/2027, (0.00% Floor)	319,322	177,224

The accompanying notes are an integral part of these financial statements.

8

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Principal Value	Value
BANK LOANS - (Continued)
Media: Broadcasting - (Continued)
Learfield Communications LLC, Senior Secured First Lien, 8.82% (1 mo. SOFR US + 4.50%), 06/30/2028, (0.00% Floor)	$370,049	$374,251
Nexstar Media, Inc., Senior Secured First Lien, 6.66% (1 mo. SOFR US + 2.50%), 06/28/2032, (0.00% Floor)	616,000	615,945
Univision Communications, Inc., Senior Secured First Lien, 8.55% (3 mo. SOFR US + 4.25%), 06/25/2029, (0.50% Floor)	240,604	241,168
		1,817,694
Media: Cable & Satellite - 2.4%
Charter Communications Operating LLC, Senior Secured First Lien
6.23% (3 mo. SOFR US + 2.25%), 12/15/2031, (0.00% Floor)	2,318	2,319
6.54% (3 mo. SOFR US + 2.25%), 12/15/2031, (0.00% Floor)	917,730	918,391
Connect Finco SARL, Senior Secured First Lien, 7.66% (1 mo. SOFR US + 3.50%), 12/11/2026, (0.50% Floor)	629,910	629,715
Coral-US Co.-Borrower LLC, Senior Secured First Lien, 7.57% (3 mo. SOFR US + 3.25%), 01/30/2032, (0.00% Floor)	994,205	985,714
CSC Holdings LLC, Senior Secured First Lien
8.75% (Prime Rate + 1.50%), 04/15/2027, (0.00% Floor)	793,072	769,280
8.65% (1 mo. SOFR US + 4.50%), 01/18/2028, (0.00% Floor)	549,779	547,610
Directv Financing LLC, Senior Secured First Lien, 9.83% (3 mo. SOFR US + 5.00%), 08/02/2027, (0.75% Floor)	79,089	79,242
Gryphon Acquire NewCo LLC, Senior Secured First Lien, 6.88% (6 mo. SOFR US + 3.00%), 09/13/2032, (0.00% Floor)	922,000	925,605
Iridium Satellite LLC, Senior Secured First Lien, 6.41% (1 mo. SOFR US + 2.25%), 09/20/2030, (0.75% Floor)	425,478	404,087
Virgin Media Bristol LLC, Senior Secured First Lien
6.88% (1 mo. SOFR US + 2.50%), 01/31/2028, (0.00% Floor)	495,438	495,515
7.63% (1 mo. SOFR US + 3.25%), 01/31/2029, (0.00% Floor)	140,000	140,108
WideOpenWest Finance LLC, Senior Secured First Lien, 7.84% (3 mo. SOFR US + 3.00%), 12/11/2028, (1.50% Floor)	899,806	833,445
		6,731,031

	Principal Value	Value
Media: Diversified - 2.0%
ABG Intermediate Holdings 2 LLC, Senior Secured First Lien, 6.41% (1 mo. SOFR US + 2.25%), 12/21/2028, (0.00% Floor)	$735,868	$735,349
Dotdash Meredith, Inc., Senior Secured First Lien, 7.78% (1 mo. SOFR US + 3.50%), 06/16/2032, (0.00% Floor)	643,000	642,733
Indy US Holdco LLC, Senior Secured First Lien, 6.66% (1 mo. SOFR US + 2.50%), 10/31/2030, (0.50% Floor)	1,381,170	1,380,092
Neptune Bidco US, Inc., Senior Secured First Lien, 9.28% (3 mo. SOFR US + 4.75%), 10/11/2028, (0.50% Floor)	582,901	555,941
Red Planet Borrower LLC, Senior Secured First Lien, 8.16% (1 mo. SOFR US + 4.00%), 09/08/2032, (0.50% Floor)	576,000	561,600
Wasserman Media Group LLC, Senior Secured First Lien, 7.16% (1 mo. SOFR US + 3.00%), 06/23/2032, (0.00% Floor)	525,000	527,628
WH Borrower LLC, Senior Secured First Lien, 8.70% (3 mo. SOFR US + 4.50%), 02/20/2032, (0.50% Floor)	427,928	428,929
X Corp., Senior Secured First Lien
9.50%, 10/29/2029	336,312	337,831
11.11% (3 mo. SOFR US + 6.50%), 10/29/2029, (0.50% Floor)	544,711	535,102
		5,705,205
Media: Entertainment - 2.6%
Cirque Du Soleil Holding USA Newco, Inc., Senior Secured First Lien, 7.75% (3 mo. SOFR US + 3.75%), 03/08/2030, (0.00% Floor)	1,899,281	1,828,732
Creative Artists Agency LLC, Senior Secured First Lien, 6.66% (1 mo. SOFR US + 2.50%), 10/01/2031, (0.00% Floor)	279,221	279,958
Crown Finance US, Inc., Senior Secured First Lien, 8.78% (1 mo. SOFR US + 4.50%), 12/02/2031, (0.00% Floor)	488,316	487,921
Delta 2 Lux Sarl, Senior Secured First Lien
6.30% (3 mo. SOFR US + 2.00%), 09/19/2031, (0.50% Floor)	206,333	206,753
7.20% (3 mo. Term SOFR + 2.00%), 09/19/2031	102,667	102,876
EOC Borrower LLC, Senior Secured First Lien, 7.16% (1 mo. SOFR US + 3.00%), 03/24/2032, (0.00% Floor)	979,545	981,871
Hoya Midco LLC, Senior Secured First Lien, 6.56% (3 mo. SOFR US + 2.25%), 02/05/2029, (0.00% Floor)	905,369	653,568

The accompanying notes are an integral part of these financial statements.

9

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Principal Value	Value
BANK LOANS - (Continued)
Media: Entertainment - (Continued)
Live Nation Entertainment, Inc., Senior Secured First Lien, 6.09% (1 mo. SOFR US + 1.75%), 10/19/2026, (0.00% Floor)	$660,625	$660,830
Playtika Holding Corp., Senior Secured First Lien, 7.14% (1 mo. SOFR US + 2.75%), 03/13/2028, (0.00% Floor)	1,425,942	1,406,064
TKO Worldwide Holdings LLC, Senior Secured First Lien, 6.04% (3 mo. SOFR US + 2.00%), 11/21/2031, (0.00% Floor)	670,175	671,944
		7,280,517
Metals & Mining - 0.5%
GrafTech Global Enterprises, Inc., Senior Secured First Lien
10.16% (1 mo. SOFR US + 6.00%), 12/21/2029, (2.00% Floor)	104,547	106,847
10.62% (1 mo. Term SOFR + 6.00%), 12/21/2029(a)	59,741	61,055
Grinding Media, Inc., Senior Secured First Lien, 7.70% (3 mo. SOFR US + 3.50%), 10/12/2028, (0.75% Floor)	1,362,893	1,366,301
		1,534,203
Midstream: Storage & Transport - 1.8%
Brazos Delaware II LLC, Senior Secured First Lien, 6.72% (1 mo. SOFR US + 2.50%), 02/11/2030, (0.50% Floor)	266,637	267,081
CPPIB OVM Member US LLC, Senior Secured First Lien, 6.50% (3 mo. SOFR US + 2.50%), 08/20/2031, (0.00% Floor)	271,894	272,849
Deep Blue Operating I LLC, Senior Secured First Lien, 6.89% (1 mo. Term SOFR + 2.75%), 09/17/2032	564,000	565,410
ITT Holdings LLC, Senior Secured First Lien, 6.64% (1 mo. SOFR US + 2.48%), 10/11/2030, (0.50% Floor)	418,393	419,178
M6 ETX Holdings II Midco LLC, Senior Secured First Lien, 10.25% (6 mo. SOFR US + 3.00%), 04/01/2032, (0.00% Floor)	311,220	311,852
Northriver Midstream Finance LP, Senior Secured First Lien, 6.54% (3 mo. SOFR US + 2.25%), 08/16/2030, (0.00% Floor)	725,133	726,413
Oryx Midstream Services Permian Basin LLC, Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.25%), 10/05/2028, (0.50% Floor)	984,312	985,262

	Principal Value	Value
TransMontaigne Operating Co. LP, Senior Secured First Lien, 6.66% (1 mo. SOFR US + 2.50%), 11/17/2028, (0.50% Floor)	$480,135	$481,204
WaterBridge Midstream Operating LLC, Senior Secured First Lien, 9.29% (1 mo. SOFR US + 4.75%), 06/27/2029, (0.00% Floor)	1,107,810	1,110,651
		5,139,900
Oil & Gas: E&P - 0.2%
Discovery Energy Holding Corp., Senior Secured First Lien, 7.75% (3 mo. SOFR US + 3.75%), 05/02/2031, (0.00% Floor)	456,484	457,769
Oil & Gas: Equipment & Services - 0.3%
MRC Global US, Inc., Senior Secured First Lien, 7.66% (1 mo. SOFR US + 3.50%), 10/29/2031, (0.00% Floor)	421,880	422,935
Star Holding LLC, Senior Secured First Lien, 8.66% (1 mo. SOFR US + 4.50%), 07/31/2031, (0.00% Floor)	371,483	369,191
		792,126
Packaging - 1.9%
Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien
7.41% (1 mo. SOFR US + 3.25%), 03/29/2032, (0.50% Floor)	416,653	416,482
7.41% (1 mo. SOFR US + 3.25%), 03/29/2032, (0.50% Floor)(a)	7,303	7,299
Iris Holding, Inc., Senior Secured First Lien
9.16% (3 mo. SOFR US + 4.75%), 06/28/2028, (0.50% Floor)	369,284	359,409
9.26% (3 mo. SOFR US + 4.75%), 06/28/2028, (0.50% Floor)	347,127	337,845
LABL, Inc., Senior Secured First Lien, 9.36% (1 mo. SOFR US + 5.00%), 10/30/2028, (0.50% Floor)	948,495	781,598
M2S Group Intermediate Holdings, Inc., Senior Secured First Lien, 9.06% (3 mo. SOFR US + 4.75%), 08/27/2031, (0.50% Floor)	735,374	731,329
Magnera Corp., Senior Secured First Lien, 8.45% (3 mo. SOFR US + 4.25%), 11/04/2031, (0.00% Floor)	790,338	785,201
Plastipak Packaging, Inc., Senior Secured First Lien, 6.68% (1 mo. Term SOFR + 2.50%), 09/24/2032	379,000	379,356
Pregis TopCo LLC, Senior Secured First Lien, 8.16% (1 mo. SOFR US + 4.00%), 02/01/2029, (0.00% Floor)	548,555	552,955
Ranpak BV, Senior Secured First Lien, 8.66% (1 mo. SOFR US + 4.50%), 12/19/2031, (0.00% Floor)	91,407	91,635

The accompanying notes are an integral part of these financial statements.

10

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Principal Value	Value
BANK LOANS - (Continued)
Packaging - (Continued)
Ranpak Corp., Senior Secured First Lien, 8.80% (3 mo. SOFR US + 4.50%), 12/19/2031, (0.00% Floor)	$142,823	$143,180
Tosca Services LLC, Senior Secured First Lien, 6.02% (or 3.25% PIK) (1 mo. SOFR US + 1.50%), 11/30/2028, (0.75% Floor)	444,101	423,702
Trident TPI Holdings, Inc., Senior Secured First Lien, 7.75% (3 mo. SOFR US + 3.75%), 09/15/2028, (0.50% Floor)	287,837	283,190
		5,293,181
Retail: Food & Drug - 1.0%
Boots Group Finco LP, Senior Secured First Lien, 7.70% (3 mo. SOFR US + 3.50%), 08/30/2032, (0.00% Floor)	631,000	633,496
C&S Wholesale Grocers, Inc., Senior Secured First Lien, 9.35% (1 mo. Term SOFR + 5.00%), 09/23/2030	441,000	432,180
EG America LLC, Senior Secured First Lien, 7.70% (3 mo. SOFR US + 3.50%), 02/07/2028, (0.00% Floor)	554,713	558,623
JP Intermediate B LLC, Senior Secured First Lien, 13.75% (Prime Rate + 6.50%), 11/22/2027, (1.00% Floor)	447,191	20,124
Opal US LLC, Senior Secured First Lien, 7.25% (3 mo. SOFR US + 3.25%), 04/23/2032, (0.00% Floor)	1,285,000	1,289,979
		2,934,402
Retailing - 2.6%
Belron Finance 2019 LLC, Senior Secured First Lien, 6.74% (3 mo. SOFR US + 2.50%), 10/16/2031, (0.50% Floor)	817,641	822,755
Great Outdoors Group LLC, Senior Secured First Lien, 7.41% (1 mo. SOFR US + 3.25%), 01/23/2032, (0.75% Floor)	1,389,515	1,390,557
Harbor Freight Tools USA, Inc., Senior Secured First Lien, 6.41% (1 mo. SOFR US + 2.25%), 06/11/2031, (0.00% Floor)	424,329	417,413
Michaels Cos., Inc., Senior Secured First Lien, 8.77% (3 mo. SOFR US + 4.25%), 04/17/2028, (0.75% Floor)	540,758	512,089
Peer Holding III BV, Senior Secured First Lien, 6.50% (3 mo. SOFR US + 2.50%), 10/28/2030, (0.00% Floor)	417,012	418,025
Peer USA LLC, Senior Secured First Lien, 6.41% (1 mo. Term SOFR + 2.25%), 09/27/2032	741,000	742,623

	Principal Value	Value
Petco Health & Wellness Co., Inc., Senior Secured First Lien, 7.77% (3 mo. SOFR US + 3.25%), 03/06/2028, (0.75% Floor)	$749,000	$731,249
PetSmart LLC, Senior Secured First Lien, 8.14% (1 mo. SOFR US + 4.00%), 08/18/2032, (0.00% Floor)	906,000	893,547
Restoration Hardware, Inc., Senior Secured First Lien, 7.61% (1 mo. SOFR US + 3.25%), 10/20/2028, (0.50% Floor)	914,159	897,160
Staples, Inc., Senior Secured First Lien, 10.05% (3 mo. SOFR US + 5.75%), 09/10/2029, (0.50% Floor)	524,226	498,453
		7,323,871
Technology Hardware - 1.4%
Coherent Corp., Senior Secured First Lien, 5.91% (1 mo. SOFR US + 1.75%), 07/02/2029, (0.00% Floor)	277,620	277,794
CommScope LLC, Senior Secured First Lien, 8.91% (1 mo. SOFR US + 4.75%), 12/17/2029, (2.00% Floor)	1,817,000	1,841,575
MKS, Inc., Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.00%), 08/17/2029, (0.50% Floor)	247,848	248,339
VeriFone Systems, Inc., Senior Secured First Lien, 9.93% (3 mo. SOFR US + 5.25%), 08/21/2028, (0.00% Floor)	1,007,268	977,186
World Wide Technology Holding Co. LLC, Senior Secured First Lien, 6.16% (1 mo. SOFR US + 2.00%), 03/01/2030, (0.50% Floor)	657,483	660,359
		4,005,253
Technology: Software & Services - 15.5%
Accelya Lux Finco Sarl, Senior Secured First Lien, 9.42%, 09/05/2032(g)	586,157	577,365
Access CIG LLC, Senior Secured First Lien, 8.03% (1 mo. SOFR US + 4.00%), 08/19/2030, (0.00% Floor)	1,448,901	1,455,045
Armor Holdco, Inc., Senior Secured First Lien, 7.92% (6 mo. SOFR US + 3.75%), 12/11/2028, (0.00% Floor)	287,596	288,099
AthenaHealth Group, Inc., Senior Secured First Lien, 6.91% (1 mo. SOFR US + 2.75%), 02/15/2029, (0.50% Floor)	412,196	411,895
Avalara, Inc., Senior Secured First Lien, 7.25% (3 mo. SOFR US + 3.25%), 03/29/2032, (0.00% Floor)	466,830	467,542
Barracuda Networks, Inc., Senior Secured First Lien, 8.81% (3 mo. SOFR US + 4.50%), 08/15/2029, (0.50% Floor)	2,140,660	1,804,715

The accompanying notes are an integral part of these financial statements.

11

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Principal Value	Value
BANK LOANS - (Continued)
Technology: Software & Services - (Continued)
Barracuda Networks, Inc., Senior Secured Second Lien, 11.31% (3 mo. SOFR US + 7.00%), 08/15/2030, (0.50% Floor)	$461,277	$249,957
Boxer Parent Co., Inc., Senior Secured First Lien, 7.20% (3 mo. SOFR US + 3.00%), 07/30/2031, (0.00% Floor)	698,817	698,488
Boxer Parent Co., Inc., Senior Secured Second Lien, 9.95% (3 mo. SOFR US + 5.75%), 07/30/2032, (0.00% Floor)	734,373	717,163
Central Parent LLC, Senior Secured First Lien, 7.25% (3 mo. SOFR US + 3.25%), 07/06/2029, (0.00% Floor)	2,780,207	2,411,955
Cloud Software Group, Inc., Senior Secured First Lien
7.25% (1 mo. SOFR US + 3.25%), 03/24/2031, (0.00% Floor)	410,790	412,807
7.25% (1 mo. SOFR US + 3.25%), 08/13/2032, (0.00% Floor)	2,520	2,531
7.25% (3 mo. SOFR US + 3.25%), 08/13/2032, (0.00% Floor)	1,005,480	1,009,708
Clover Holdings 2 LLC, Senior Secured First Lien, 7.94% (1 mo. SOFR US + 3.75%), 12/09/2031, (0.00% Floor)	697,912	699,440
ConnectWise LLC, Senior Secured First Lien, 8.02% (3 mo. SOFR US + 3.50%), 09/29/2028, (0.50% Floor)	848,419	851,070
Cyberswift BV, Senior Secured First Lien, 8.15% (1 mo. Term SOFR + 4.00%), 09/23/2032	291,550	291,732
Delivery Hero Finco LLC, Senior Secured First Lien, 9.23% (3 mo. SOFR US + 5.00%), 12/12/2029, (0.50% Floor)	2,774,776	2,809,030
Disco Parent, Inc., Senior Secured First Lien, 7.48% (3 mo. SOFR US + 3.25%), 08/06/2032, (0.00% Floor)	685,000	688,425
Ensono, Inc., Senior Secured First Lien, 8.39% (1 mo. SOFR US + 4.00%), 05/30/2028, (0.75% Floor)	1,505,995	1,510,182
Finastra USA, Inc., Senior Secured First Lien, 8.04% (3 mo. SOFR US + 4.00%), 09/15/2032, (0.00% Floor)	1,284,000	1,280,103
Gen Digital, Inc., Senior Secured First Lien, 5.91% (1 mo. SOFR US + 1.75%), 09/12/2029, (0.50% Floor)	1,680,574	1,677,743
Kaseya, Inc., Senior Secured First Lien, 7.41% (1 mo. SOFR US + 3.25%), 03/22/2032, (0.00% Floor)	544,265	545,688
KnowBe4, Inc., Senior Secured First Lien, 8.07% (3 mo. SOFR US + 3.75%), 07/26/2032, (0.00% Floor)	702,000	703,755

	Principal Value	Value
Leia Finco US LLC, Senior Secured First Lien, 7.57% (3 mo. SOFR US + 3.25%), 10/09/2031, (0.00% Floor)	$675,016	$675,893
Leia Finco US LLC, Senior Secured Second Lien, 9.57% (3 mo. SOFR US + 5.25%), 10/12/2032, (0.00% Floor)	281,000	281,808
Marcel Bidco LLC, Senior Secured First Lien, 7.12% (SOFR + 3.00%), 11/13/2030, (0.00% Floor)	542,284	543,640
McAfee Corp., Senior Secured First Lien, 7.22% (1 mo. SOFR US + 3.00%), 03/01/2029, (0.50% Floor)	2,212,224	2,119,587
MH Sub I LLC, Senior Secured First Lien
8.25% (3 mo. SOFR US + 4.25%), 05/03/2028, (0.50% Floor)	629,668	607,236
8.41% (1 mo. SOFR US + 4.25%), 12/31/2031, (0.50% Floor)	770,745	711,012
Modena Buyer LLC, Senior Secured First Lien, 8.81% (3 mo. SOFR US + 4.50%), 07/01/2031, (0.00% Floor)	1,713,958	1,694,985
N-Able International Holdings II LLC, Senior Secured First Lien, 7.47% (3 mo. SOFR US + 2.75%), 07/19/2028, (0.50% Floor)	492,480	494,327
Optiv Parent, Inc., Senior Secured First Lien, 9.56% (3 mo. SOFR US + 5.25%), 08/03/2026, (1.00% Floor)	1,199,803	944,845
Peraton Corp., Senior Secured First Lien, 8.11% (1 mo. SOFR US + 3.75%), 02/01/2028, (0.75% Floor)	1,411,912	1,194,393
Plano HoldCo, Inc., Senior Secured First Lien, 7.50% (3 mo. SOFR US + 3.50%), 10/02/2031, (0.00% Floor)	722,757	708,301
Polaris Newco LLC, Senior Secured First Lien, 8.68% (3 mo. SOFR US + 4.00%), 06/05/2028, (0.50% Floor)	2,566,146	2,478,653
Project Alpha Intermediate Holding, Inc., Senior Secured First Lien, 7.25% (3 mo. SOFR US + 3.25%), 10/28/2030, (0.50% Floor)	591,497	593,816
Proofpoint, Inc., Senior Secured First Lien, 7.16% (1 mo. SOFR US + 3.00%), 08/31/2028, (0.50% Floor)	1,787,707	1,796,950
Quartz Acquireco LLC, Senior Secured First Lien, 6.25% (3 mo. SOFR US + 2.25%), 06/28/2030, (0.00% Floor)	516,460	516,031
RealPage, Inc., Senior Secured First Lien, 7.38% (3 mo. SOFR US + 3.00%), 04/24/2028, (0.50% Floor)	1,260,960	1,259,283
Rithum Holdings, Inc., Senior Secured First Lien, 8.75% (3 mo. SOFR US + 4.75%), 07/21/2031, (0.00% Floor)	966,000	966,908

The accompanying notes are an integral part of these financial statements.

12

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Principal Value	Value
BANK LOANS - (Continued)
Technology: Software & Services - (Continued)
Rocket Software, Inc., Senior Secured First Lien, 7.91% (1 mo. SOFR US + 3.75%), 11/28/2028, (0.50% Floor)	$545,769	$547,589
Sedgwick Claims Management Services, Inc., Senior Secured First Lien, 6.66% (1 mo. SOFR US + 2.50%), 07/31/2031, (0.00% Floor)	615,207	615,111
Starlight Parent LLC, Senior Secured First Lien, 8.03% (3 mo. SOFR US + 4.00%), 04/16/2032, (0.00% Floor)	570,000	560,738
UKG, Inc., Senior Secured First Lien, 6.81% (3 mo. SOFR US + 2.50%), 02/10/2031, (0.00% Floor)	1,359,215	1,359,399
VS Buyer LLC, Senior Secured First Lien, 6.56% (3 mo. SOFR US + 2.25%), 04/14/2031, (0.00% Floor)	976,224	976,834
Zodiac Purchaser LLC, Senior Secured First Lien, 7.66% (1 mo. SOFR US + 3.50%), 02/17/2032, (0.00% Floor)	567,000	564,094
		43,775,871
Telecom Services: Diversified - 3.9%
Altice France SA, Senior Secured First Lien, 9.82% (3 mo. SOFR US + 5.50%), 08/31/2028, (0.00% Floor)	910,737	883,414
Cincinnati Bell, Inc., Senior Secured First Lien, 6.41% (1 mo. SOFR US + 2.25%), 11/24/2028	1,733,623	1,738,079
Crown Subsea Communications Holding, Inc., Senior Secured First Lien, 7.66% (1 mo. SOFR US + 3.50%), 01/30/2031, (0.75% Floor)	1,250,499	1,260,034
Frontier Communications Holdings LLC, Senior Secured First Lien, 6.65% (1 mo. SOFR US + 2.50%), 07/01/2031, (0.00% Floor)	817,830	819,703
Level 3 Financing, Inc., Senior Secured First Lien
8.57% (1 mo. SOFR US + 4.25%), 03/01/2027, (0.50% Floor)	830,000	831,730
7.57% (1 mo. Term SOFR + 3.25%), 03/29/2032	150,000	150,313
Lumen Technologies, Inc., Senior Secured First Lien, 6.74% (1 mo. SOFR US + 2.35%), 04/16/2029, (2.00% Floor)	2,243,145	2,232,244
Radiate Holdco LLC, Senior Secured First Lien, 7.89% (or 1.50% PIK) (1 mo. SOFR US + 3.50%), 09/25/2029, (0.00% Floor)	978,358	792,470
Windstream Services LLC, Senior Secured First Lien, 8.16% (1 mo. Term SOFR + 4.00%), 09/27/2032	595,000	590,166

	Principal Value	Value
Zayo Group Holdings, Inc., Senior Secured First Lien
7.54% (1 mo. SOFR US + 3.00%), 03/09/2027, (0.00% Floor)	$68,066	$67,285
8.49% (1 mo. SOFR US + 4.18%), 03/09/2027, (0.50% Floor)	1,112,939	1,116,612
Ziggo Financing Partnership, Senior Secured First Lien, 6.88% (1 mo. SOFR US + 2.50%), 04/28/2028, (0.00% Floor)	449,963	449,322
		10,931,372
Transportation - 1.5%
AAdvantage Loyalty IP Ltd., Senior Secured First Lien, 7.58% (3 mo. SOFR US + 3.25%), 05/28/2032, (0.00% Floor)	414,960	417,294
Avis Budget Car Rental LLC, Senior Secured First Lien, 6.66% (1 mo. SOFR US + 2.50%), 07/16/2032, (0.00% Floor)	591,859	588,159
Carriage Purchaser, Inc., Senior Secured First Lien, 7.66% (1 mo. SOFR US + 3.50%), 09/29/2028, (0.75% Floor)	775,958	778,771
Cubic Corp., Senior Secured First Lien
4.58% (or 3.25% PIK) (3 mo. SOFR US + 1.00%), 05/01/2029, (0.00% Floor)	139,612	81,019
9.09% (3 mo. SOFR US + 4.25%), 05/01/2029, (0.00% Floor)	930,331	539,885
Delta Air Lines/SkyMiles, Senior Secured First Lien, 5.64%, 10/20/2028(g)	333,000	333,832
SkyMiles IP Ltd., Senior Secured First Lien, 8.08% (3 mo. SOFR US + 3.75%), 10/20/2027, (1.00% Floor)	220,364	220,915
Stonepeak Nile Parent LLC, Senior Secured First Lien, 7.08% (3 mo. SOFR US + 2.75%), 04/12/2032, (0.00% Floor)	464,000	464,406
WWEX Uni Topco Holdings LLC, Senior Secured First Lien, 8.00% (3 mo. SOFR US + 4.00%), 07/26/2028, (0.75% Floor)	818,510	815,212
		4,239,493
Utilities: Power - 1.1%
Alpha Generation LLC, Senior Secured First Lien, 6.16% (1 mo. SOFR US + 2.00%), 09/30/2031, (0.00% Floor)	274,969	274,935
Calpine Corp., Senior Secured First Lien, 5.91% (1 mo. SOFR US + 1.75%), 02/27/2032, (0.00% Floor)	693,000	693,052
Cornerstone Generation LLC, Senior Secured First Lien, 7.48% (3 mo. SOFR US + 3.25%), 10/28/2031, (0.00% Floor)	505,129	509,296

The accompanying notes are an integral part of these financial statements.

13

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Principal Value	Value
BANK LOANS - (Continued)
Utilities: Power - (Continued)
Eastern Power LLC, Senior Secured First Lien, 9.41% (1 mo. SOFR US + 5.25%), 04/03/2028, (0.00% Floor)	$627,112	$631,658
Lightning Power LLC, Senior Secured First Lien, 6.25% (3 mo. SOFR US + 2.25%), 08/18/2031, (0.00% Floor)	825,660	826,023
WaterBridge NDB Operating LLC, Senior Secured First Lien, 8.17% (1 mo. SOFR US + 4.00%), 05/10/2029, (0.00% Floor)	278,986	280,009
		3,214,973
TOTAL BANK LOANS (Cost $250,483,947)		247,607,892
CORPORATE BONDS - 6.4%(f)
Aerospace & Defense - 0.1%
Bombardier, Inc.
7.13%, 06/15/2026(b)	176,000	175,628
7.88%, 04/15/2027(b)	74,000	74,370
		249,998
Building Products - 0.2%
Standard Industries, Inc./NY, 3.38%, 01/15/2031(b)	600,000	543,863
Chemicals - 0.1%
Olympus Water US Holding Corp., 7.13%, 10/01/2027(b)	200,000	203,675
Trinseo Luxco Finance SPV Sarl / Trinseo NA Finance SPV LLC, 7.63% (or 2.50% PIK), 05/03/2029(b)	205,222	79,010
		282,685
Consumer Discretionary - 0.4%
Under Armour, Inc., 7.25%, 07/15/2030(b)	1,000,000	1,001,264
Financials: Insurance - 0.2%
HUB International Ltd., 7.25%, 06/15/2030(b)	575,000	600,110
Financials: Thrifts & Mortgages - 0.1%
Freedom Mortgage Corp., 6.63%, 01/15/2027(b)	278,000	277,617
Food & Beverage - 0.2%
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.38%, 04/30/2029(b)	500,000	485,697
Healthcare: Equipment & Supplies - 0.1%
Owens & Minor, Inc., 4.50%, 03/31/2029(b)	275,000	220,974

	Principal Value	Value
Healthcare: Facilities - 1.1%
Global Medical Response, Inc., 7.38%, 10/01/2032(b)	$480,000	$494,369
HAH Group Holding Co. LLC, 9.75%, 10/01/2031(b)	139,000	132,167
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(b)	538,000	560,074
Team Health Holdings, Inc., 8.38%, 06/30/2028(b)	440,000	449,865
Tenet Healthcare Corp., 6.25%, 02/01/2027	1,311,000	1,311,668
		2,948,143
Healthcare: Managed Health Care - 0.2%
Centene Corp., 4.63%, 12/15/2029	500,000	485,116
Healthcare: Pharma & Biotech - 0.1%
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/2026	301,000	295,905
Healthcare: REITs - 0.3%
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 03/15/2031	1,270,000	935,157
Industrial Machinery - 0.0%(c)
Oregon Tool Lux LP, 7.88%, 10/15/2029(b)(d)	25,915	14,901
Leisure: Casinos & Gaming - 0.7%
Allwyn Entertainment Financing UK PLC, 7.88%, 04/30/2029(b)	440,000	456,873
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
5.63%, 09/01/2029(b)	561,000	303,641
5.88%, 09/01/2031(b)	562,000	290,449
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp., 6.63%, 02/01/2033(b)	950,000	963,328
		2,014,291
Leisure: Hotels - 0.6%
Royal Caribbean Cruises Ltd., 5.50%, 08/31/2026(b)	421,000	422,812
Sabre GLBL, Inc., 11.13%, 07/15/2030(b)	415,000	402,425
Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp., 5.25%, 07/15/2029	500,000	483,849
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	418,000	417,170
		1,726,256

The accompanying notes are an integral part of these financial statements.

14

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Principal Value	Value
CORPORATE BONDS - (Continued)
Leisure: Restaurants - 0.0%(c)
GrubHub Holdings, Inc., 13.00% (or 6.00% PIK), 07/31/2030(b)	$100,875	$101,182
Media: Entertainment - 0.3%
Live Nation Entertainment, Inc., 6.50%, 05/15/2027(b)	393,000	396,968
Warnermedia Holdings, Inc., 4.28%, 03/15/2032	475,000	435,812
		832,780
Metals & Mining - 0.0%(c)
GrafTech Finance, Inc., 4.63%, 12/23/2029(b)	127,000	89,575
Midstream: Storage & Transport - 0.7%
ITT Holdings LLC, 6.50%, 08/01/2029(b)	500,000	491,925
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030(b)	290,000	302,635
3.88%, 11/01/2033(b)	510,000	459,888
Venture Global LNG, Inc., 8.13%, 06/01/2028(b)	712,000	737,468
		1,991,916
Retailing - 0.3%
Wayfair LLC, 7.75%, 09/15/2030(b)	852,000	895,661
Technology: Software & Services - 0.2%
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.00%, 06/15/2029(b)	314,000	277,107
Elastic NV, 4.13%, 07/15/2029(b)	431,000	414,229
		691,336
Telecom Services: Diversified - 0.5%
Lumen Technologies, Inc., 4.13%, 04/15/2029(b)	294,000	289,731
Maya SAS/Paris France
7.00%, 10/15/2028(b)	400,000	406,746
7.00%, 04/15/2032(b)	641,000	654,496
		1,350,973
TOTAL CORPORATE BONDS (Cost $18,612,708)		18,035,400
	Shares
EXCHANGE TRADED FUNDS - 4.0%(f)
Invesco Senior Loan ETF	532,155	11,138,004
TOTAL EXCHANGE TRADED FUNDS (Cost $11,173,514)		11,138,004

	Shares	Value
SHORT-TERM INVESTMENTS(f)
Money Market Funds - 3.4%
First American Government Obligations Fund - Class X, 4.05%(e)	9,541,652	$9,541,652
TOTAL MONEY MARKET FUNDS (Cost $9,541,652)		9,541,652
TOTAL INVESTMENTS - 101.6% (Cost $289,811,821)		$286,322,948
Liabilities in Excess of Other Assets - (1.6)%		(4,466,580)
TOTAL NET ASSETS - 100.0%		$281,856,368

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard  & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Shenkman Capital Management, Inc. Industries presented are at the discretion of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.
PIK - Payment in Kind
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)
As of September 30, 2025, the Fund had entered into the following commitments to fund various delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied. All values are reflected at par. All or a part are unfunded.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $14,087,893 or 5.0% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Advisor, acting as Valuation Designee. These securities represented $14,901 or 0.0% of net assets as of September 30, 2025.

(e)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(f)	All or a portion is posted as collateral for delayed settlement securities.
(g)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2025.

(h)	Security in default.
The accompanying notes are an integral part of these financial statements.

15

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

	Principal Value	Value
CORPORATE BONDS - 88.4%(f)
Aerospace & Defense - 1.7%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029(a)	$2,978,000	$3,067,756
Axon Enterprise, Inc., 6.13%, 03/15/2030(a)	2,231,000	2,296,876
Bombardier, Inc.
7.13%, 06/15/2026(a)	2,344,000	2,339,044
7.88%, 04/15/2027(a)	507,000	509,533
TransDigm, Inc.
6.75%, 08/15/2028(a)	4,400,000	4,489,360
4.63%, 01/15/2029	4,346,000	4,262,699
6.38%, 03/01/2029(a)	7,421,000	7,596,514
6.88%, 12/15/2030(a)	7,730,000	8,016,242
		32,578,024
Auto Retail - 2.8%
Advance Auto Parts, Inc., 7.00%, 08/01/2030(a)	2,440,000	2,512,243
Asbury Automotive Group, Inc., 4.63%, 11/15/2029(a)	5,488,000	5,330,566
Carvana Co.
9.00% (or 13.00% PIK), 06/01/2030(a)	9,798,021	10,258,106
9.00% (or 14.00% PIK), 06/01/2031(a)	3,662,875	4,149,920
Global Auto Holdings Ltd./AAG FH UK Ltd.
8.38%, 01/15/2029(a)	2,874,000	2,814,327
11.50%, 08/15/2029(a)	200,000	211,172
Group 1 Automotive, Inc., 4.00%, 08/15/2028(a)	5,749,000	5,591,715
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(a)	6,121,000	6,478,307
Lithia Motors, Inc.
4.63%, 12/15/2027(a)	7,022,000	6,958,168
3.88%, 06/01/2029(a)	1,731,000	1,654,707
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/2029(a)	7,182,000	7,153,510
		53,112,741
Automotive - 6.7%
Adient Global Holdings Ltd.
7.00%, 04/15/2028(a)	5,544,000	5,691,232
8.25%, 04/15/2031(a)	1,787,000	1,875,576
Allison Transmission, Inc.
4.75%, 10/01/2027(a)	7,496,000	7,450,641
5.88%, 06/01/2029(a)	1,144,000	1,154,384
American Axle & Manufacturing, Inc.
6.50%, 04/01/2027	10,557,000	10,569,288
5.00%, 10/01/2029	4,288,000	4,077,479

	Principal Value	Value
Clarios Global LP / Clarios US Finance Co.
6.75%, 05/15/2028(a)	$2,274,000	$2,325,988
6.75%, 02/15/2030(a)	4,115,000	4,254,108
Dana, Inc.
5.38%, 11/15/2027	7,597,000	7,592,552
5.63%, 06/15/2028	1,163,000	1,162,282
4.25%, 09/01/2030	4,179,000	4,142,068
Ford Holdings LLC, 9.30%, 03/01/2030	4,316,000	4,949,258
Ford Motor Co., 9.63%, 04/22/2030	2,709,000	3,157,927
Ford Motor Credit Co. LLC
7.23% (SOFR + 2.95%), 03/06/2026	3,445,000	3,471,392
6.95%, 06/10/2026	3,901,000	3,952,353
4.13%, 08/17/2027	9,375,000	9,223,538
3.82%, 11/02/2027	1,005,000	980,584
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027	1,550,000	1,541,981
5.00%, 07/15/2029	7,977,000	7,709,327
IHO Verwaltungs GmbH, 7.75% (or 8.50% PIK), 11/15/2030(a)	1,984,000	2,077,395
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/2028(a)	3,467,000	3,255,691
5.63%, 09/29/2028(a)	3,317,000	3,321,210
6.13%, 09/30/2030(a)	4,211,000	4,215,070
Nissan Motor Co. Ltd.
4.35%, 09/17/2027(a)	1,750,000	1,718,301
7.50%, 07/17/2030(a)	4,256,000	4,469,766
Patrick Industries, Inc., 4.75%, 05/01/2029(a)	1,591,000	1,559,898
Phinia, Inc., 6.75%, 04/15/2029(a)	3,758,000	3,876,154
Tenneco, Inc., 8.00%, 11/17/2028(a)	8,070,000	8,090,544
Thor Industries, Inc., 4.00%, 10/15/2029(a)	4,141,000	3,929,322
ZF North America Capital, Inc.
6.88%, 04/14/2028(a)	2,563,000	2,600,445
7.50%, 03/24/2031(a)	1,979,000	1,966,763
		126,362,517
Building Products - 2.2%
FTAI Aviation Investors LLC, 7.88%, 12/01/2030(a)	7,286,000	7,748,821
Herc Holdings, Inc.
5.50%, 07/15/2027(a)	8,685,000	8,669,770
6.63%, 06/15/2029(a)	7,201,000	7,404,450
7.00%, 06/15/2030(a)	8,841,000	9,190,582
James Hardie International Finance DAC, 5.00%, 01/15/2028(a)	639,000	635,161
JH North America Holdings, Inc., 5.88%, 01/31/2031(a)	2,129,000	2,163,500

The accompanying notes are an integral part of these financial statements.

16

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Principal Value	Value
CORPORATE BONDS - (Continued)
Building Products - (Continued)
Specialty Building Products Holdings LLC / SBP Finance Corp., 7.75%, 10/15/2029(a)	$3,081,000	$3,132,570
Standard Industries, Inc./NY, 4.75%, 01/15/2028(a)	2,397,000	2,378,359
		41,323,213
Chemicals - 2.3%
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/2028(a)	3,387,000	3,400,751
INEOS Finance PLC, 6.75%, 05/15/2028(a)	3,001,000	2,946,334
Methanex Corp., 5.13%, 10/15/2027	9,309,000	9,326,901
NOVA Chemicals Corp.
5.25%, 06/01/2027(a)	3,446,000	3,458,763
9.00%, 02/15/2030(a)	237,000	254,395
Olympus Water US Holding Corp.
7.13%, 10/01/2027(a)	2,962,000	3,016,419
9.75%, 11/15/2028(a)	5,550,000	5,828,194
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028(a)	7,897,000	7,723,331
SCIL IV LLC / SCIL USA Holdings LLC, 5.38%, 11/01/2026(a)	2,710,000	2,710,063
SNF Group SACA, 3.13%, 03/15/2027(a)	2,885,000	2,815,173
WR Grace Holdings LLC, 4.88%, 06/15/2027(a)	601,000	598,024
		42,078,348
Commercial Services - 3.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/2028(a)	301,000	295,292
Aramark Services, Inc., 5.00%, 02/01/2028(a)	7,891,000	7,863,180
Brink’s Co.
4.63%, 10/15/2027(a)	2,247,000	2,226,987
6.50%, 06/15/2029(a)	5,275,000	5,433,113
Camelot Finance SA, 4.50%, 11/01/2026(a)	1,227,000	1,223,560
Clarivate Science Holdings Corp.
3.88%, 07/01/2028(a)	7,272,000	7,004,846
4.88%, 07/01/2029(a)	1,136,000	1,074,592
ContourGlobal Power Holdings SA, 6.75%, 02/28/2030(a)	2,564,000	2,666,534
CoreLogic, Inc., 4.50%, 05/01/2028(a)	2,220,000	2,159,677
Garda World Security Corp.
4.63%, 02/15/2027(a)	585,000	581,088
7.75%, 02/15/2028(a)	2,841,000	2,914,750

	Principal Value	Value
GEO Group, Inc.
8.63%, 04/15/2029	$2,134,000	$2,260,664
10.25%, 04/15/2031	3,840,000	4,227,621
Iron Mountain, Inc.
4.88%, 09/15/2027(a)	11,206,000	11,161,241
5.00%, 07/15/2028(a)	2,441,000	2,427,997
7.00%, 02/15/2029(a)	4,951,000	5,105,947
4.88%, 09/15/2029(a)	1,274,000	1,255,212
SS&C Technologies, Inc., 5.50%, 09/30/2027(a)	6,159,000	6,154,827
TKC Holdings, Inc., 6.88%, 05/15/2028(a)	5,592,000	5,647,338
		71,684,466
Construction & Engineering - 0.7%
Pike Corp.
5.50%, 09/01/2028(a)	5,263,000	5,250,479
8.63%, 01/31/2031(a)	1,096,000	1,177,101
Williams Scotsman, Inc.
6.63%, 06/15/2029(a)	6,115,000	6,260,384
6.63%, 04/15/2030(a)	1,125,000	1,159,009
		13,846,973
Consumer Discretionary - 1.5%
Acushnet Co., 7.38%, 10/15/2028(a)	6,650,000	6,903,431
McGraw-Hill Education, Inc.
5.75%, 08/01/2028(a)	6,332,000	6,333,663
8.00%, 08/01/2029(a)	8,507,000	8,671,006
Newell Brands, Inc., 8.50%, 06/01/2028(a)	3,604,000	3,821,090
Under Armour, Inc., 7.25%, 07/15/2030(a)	2,040,000	2,042,579
Whirlpool Corp., 6.13%, 06/15/2030	826,000	833,205
		28,604,974
Environmental & Facilities Services - 0.1%
GFL Environmental, Inc., 4.00%, 08/01/2028(a)	1,914,000	1,870,448
Financials: Consumer Finance - 2.6%
Ally Financial, Inc.
7.10%, 11/15/2027	2,294,000	2,416,088
6.99% to 06/13/2028 then SOFR + 3.26%, 06/13/2029	1,328,000	1,402,543
goeasy Ltd.
4.38%, 05/01/2026(a)	2,224,000	2,190,733
9.25%, 12/01/2028(a)	4,002,000	4,179,629
6.88%, 05/15/2030(a)	1,969,000	1,960,650
Navient Corp.
6.75%, 06/15/2026	1,476,000	1,493,997
5.00%, 03/15/2027	4,622,000	4,604,874

The accompanying notes are an integral part of these financial statements.

17

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Principal Value	Value
CORPORATE BONDS - (Continued)
Financials: Consumer Finance - (Continued)
4.88%, 03/15/2028	$1,580,000	$1,550,342
5.50%, 03/15/2029	4,296,000	4,214,806
11.50%, 03/15/2031	2,885,000	3,256,559
OneMain Finance Corp.
7.13%, 03/15/2026	2,385,000	2,408,309
3.50%, 01/15/2027	1,259,000	1,231,255
6.63%, 01/15/2028	3,076,000	3,152,395
6.63%, 05/15/2029	2,983,000	3,069,868
7.88%, 03/15/2030	3,635,000	3,849,283
SLM Corp.
3.13%, 11/02/2026	5,205,000	5,103,478
6.50%, 01/31/2030	2,070,000	2,158,746
		48,243,555
Financials: Diversified - 1.3%
Block, Inc., 2.75%, 06/01/2026	3,801,000	3,754,105
CI Financial Corp.
7.50%, 05/30/2029(a)	7,592,000	8,094,301
3.20%, 12/17/2030	2,595,000	2,329,752
Credit Acceptance Corp., 9.25%, 12/15/2028(a)	1,895,000	1,993,315
Macquarie Airfinance Holdings Ltd.
8.13%, 03/30/2029(a)	2,366,000	2,463,527
5.15%, 03/17/2030(a)	2,069,000	2,098,755
Starwood Property Trust, Inc., 3.63%, 07/15/2026(a)	2,568,000	2,540,745
		23,274,500
Financials: Insurance - 3.1%
Acrisure LLC / Acrisure Finance, Inc.
8.25%, 02/01/2029(a)	5,578,000	5,826,204
8.50%, 06/15/2029(a)	7,242,000	7,608,981
7.50%, 11/06/2030(a)	1,285,000	1,339,651
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 04/15/2028(a)	3,351,000	3,413,061
6.50%, 10/01/2031(a)	780,000	798,473
AmWINS Group, Inc., 6.38%, 02/15/2029(a)	6,537,000	6,673,996
HUB International Ltd.
5.63%, 12/01/2029(a)	6,434,000	6,432,773
7.25%, 06/15/2030(a)	19,103,000	19,937,230
Jones Deslauriers Insurance Management, Inc., 8.50%, 03/15/2030(a)	1,429,000	1,502,486
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(a)	5,042,000	5,247,804
		58,780,659

	Principal Value	Value
Financials: Thrifts & Mortgages - 3.9%
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/2030(a)	$2,202,000	$2,212,855
Freedom Mortgage Corp., 12.00%, 10/01/2028(a)	6,188,000	6,559,280
Freedom Mortgage Holdings LLC, 9.25%, 02/01/2029(a)	1,216,000	1,280,370
Nationstar Mortgage Holdings, Inc.
5.00%, 02/01/2026(a)	7,484,000	7,484,000
6.00%, 01/15/2027(a)	6,781,000	6,781,000
6.50%, 08/01/2029(a)	3,058,000	3,147,379
PennyMac Financial Services, Inc., 7.88%, 12/15/2029(a)	6,189,000	6,572,669
Rfna LP, 7.88%, 02/15/2030(a)	3,482,000	3,550,750
Rocket Cos., Inc., 6.13%, 08/01/2030(a)	6,350,000	6,521,799
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/2026(a)	12,798,000	12,546,252
United Wholesale Mortgage LLC
5.50%, 11/15/2025(a)	4,576,000	4,577,334
5.75%, 06/15/2027(a)	2,502,000	2,502,567
5.50%, 04/15/2029(a)	2,609,000	2,575,250
UWM Holdings LLC
6.63%, 02/01/2030(a)	2,736,000	2,785,694
6.25%, 03/15/2031(a)	3,582,000	3,567,179
		72,664,378
Food & Beverage - 1.5%
Chobani Holdco II LLC, 8.75% (or 9.50% PIK), 10/01/2029(a)	1,138,090	1,208,926
Chobani LLC / Chobani Finance Corp., Inc., 7.63%, 07/01/2029(a)	3,341,000	3,487,994
Darling Ingredients, Inc., 5.25%, 04/15/2027(a)	5,219,000	5,211,633
Post Holdings, Inc., 5.50%, 12/15/2029(a)	12,197,000	12,161,485
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 6.25%, 04/01/2029(a)	6,677,000	6,681,199
		28,751,237
Healthcare: Equipment & Supplies - 0.8%
Medline Borrower LP
3.88%, 04/01/2029(a)	3,240,000	3,127,180
5.25%, 10/01/2029(a)	2,793,000	2,770,916
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029(a)	2,209,000	2,267,880
Teleflex, Inc.
4.63%, 11/15/2027	3,249,000	3,221,737
4.25%, 06/01/2028(a)	4,134,000	4,039,256
		15,426,969

The accompanying notes are an integral part of these financial statements.

18

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Principal Value	Value
CORPORATE BONDS - (Continued)
Healthcare: Facilities - 5.5%
Acadia Healthcare Co., Inc.
5.50%, 07/01/2028(a)	$5,557,000	$5,514,890
5.00%, 04/15/2029(a)	1,296,000	1,269,991
AHP Health Partners, Inc., 5.75%, 07/15/2029(a)	2,449,000	2,412,415
CHS/Community Health Systems, Inc., 6.00%, 01/15/2029(a)	2,650,000	2,574,660
DaVita, Inc., 4.63%, 06/01/2030(a)	9,061,000	8,691,301
Encompass Health Corp., 4.50%, 02/01/2028	4,555,000	4,520,181
Heartland Dental LLC / Heartland Dental Finance Corp., 10.50%, 04/30/2028(a)	2,670,000	2,816,674
LifePoint Health, Inc., 11.00%, 10/15/2030(a)	10,509,000	11,595,704
Option Care Health, Inc., 4.38%, 10/31/2029(a)	6,942,000	6,701,290
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(a)	5,709,000	5,943,240
Team Health Holdings, Inc., 13.50% (or 4.50% PIK), 06/30/2028(a)	8,488,000	9,174,425
Tenet Healthcare Corp.
6.25%, 02/01/2027	22,837,000	22,848,642
5.13%, 11/01/2027	4,771,000	4,766,299
6.13%, 10/01/2028	13,350,000	13,369,077
		102,198,789
Healthcare: Life Sciences - 2.0%
Avantor Funding, Inc., 4.63%, 07/15/2028(a)	3,210,000	3,160,478
Charles River Laboratories International, Inc., 4.25%, 05/01/2028(a)	3,171,000	3,104,193
Fortrea Holdings, Inc., 7.50%, 07/01/2030(a)	2,758,000	2,615,109
IQVIA, Inc.
5.00%, 10/15/2026(a)	16,900,000	16,894,506
5.00%, 05/15/2027(a)	11,517,000	11,495,417
		37,269,703
Healthcare: Managed Health Care - 0.8%
Molina Healthcare, Inc.
4.38%, 06/15/2028(a)	3,223,000	3,146,159
3.88%, 11/15/2030(a)	12,693,000	11,755,314
		14,901,473
Healthcare: Pharma & Biotech - 0.6%
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/2028(a)	3,500,000	3,384,438
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/2026	8,038,000	7,901,937
		11,286,375

	Principal Value	Value
Healthcare: REITs - 0.1%
CTR Partnership LP / CareTrust Capital Corp., 3.88%, 06/30/2028(a)	$1,715,000	$1,669,468
Industrial Machinery - 2.4%
Chart Industries, Inc., 9.50%, 01/01/2031(a)	2,980,000	3,195,326
Esab Corp., 6.25%, 04/15/2029(a)	2,403,000	2,471,613
Hillenbrand, Inc., 6.25%, 02/15/2029	9,010,000	9,248,783
Madison IAQ LLC
4.13%, 06/30/2028(a)	6,561,000	6,409,280
5.88%, 06/30/2029(a)	4,082,000	4,036,160
Regal Rexnord Corp., 6.05%, 02/15/2026	6,813,000	6,846,896
TK Elevator US Newco, Inc., 5.25%, 07/15/2027(a)	7,415,000	7,394,455
WESCO Distribution, Inc.
7.25%, 06/15/2028(a)	1,878,000	1,904,001
6.38%, 03/15/2029(a)	3,894,000	4,014,056
		45,520,570
Leisure: Casinos & Gaming - 5.4%
Allwyn Entertainment Financing UK PLC, 7.88%, 04/30/2029(a)	12,001,000	12,461,205
Boyd Gaming Corp., 4.75%, 12/01/2027	4,914,000	4,895,009
Brightstar Lottery PLC
6.25%, 01/15/2027(a)	12,138,000	12,260,157
5.25%, 01/15/2029(a)	1,225,000	1,220,374
Caesars Entertainment, Inc., 4.63%, 10/15/2029(a)	9,898,000	9,471,003
Churchill Downs, Inc.
5.50%, 04/01/2027(a)	14,168,000	14,157,875
4.75%, 01/15/2028(a)	5,938,000	5,863,063
6.75%, 05/01/2031(a)	2,835,000	2,909,008
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/2029(a)	4,187,000	4,143,397
Light & Wonder International, Inc., 7.25%, 11/15/2029(a)	7,411,000	7,611,438
MGM Resorts International
5.50%, 04/15/2027	4,340,000	4,371,040
4.75%, 10/15/2028	4,048,000	4,019,245
6.13%, 09/15/2029	3,121,000	3,178,793
Penn Entertainment, Inc.
5.63%, 01/15/2027(a)	6,886,000	6,886,424
4.13%, 07/01/2029(a)	3,160,000	2,964,180
Station Casinos LLC, 4.50%, 02/15/2028(a)	4,362,000	4,291,662
		100,703,873

The accompanying notes are an integral part of these financial statements.

19

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Principal Value	Value
CORPORATE BONDS - (Continued)
Leisure: Hotels - 8.4%
Carnival Corp.
7.88%, 06/01/2027	$1,077,000	$1,128,495
5.13%, 05/01/2029(a)	3,221,000	3,221,000
6.00%, 05/01/2029(a)	5,079,000	5,158,060
7.00%, 08/15/2029(a)	9,427,000	9,932,193
Marriott Ownership Resorts, Inc.
4.75%, 01/15/2028	1,510,000	1,486,430
4.50%, 06/15/2029(a)	3,688,000	3,561,304
NCL Corp. Ltd., 5.88%, 01/15/2031(a)	4,057,000	4,059,769
NCL Finance Ltd., 6.13%, 03/15/2028(a)	2,648,000	2,707,599
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
5.88%, 10/01/2028(a)	7,125,000	7,117,492
7.00%, 02/01/2030(a)	6,679,000	6,890,684
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/2027	6,511,000	6,486,939
7.25%, 07/15/2028(a)	4,503,000	4,648,762
RLJ Lodging Trust LP, 3.75%, 07/01/2026(a)	12,110,000	11,997,636
Royal Caribbean Cruises Ltd.
5.50%, 08/31/2026(a)	7,416,000	7,447,917
5.38%, 07/15/2027(a)	6,710,000	6,770,228
Sabre GLBL, Inc.
8.63%, 06/01/2027(a)	1,214,000	1,232,168
10.75%, 11/15/2029(a)	249,000	241,567
11.13%, 07/15/2030(a)	4,636,000	4,495,529
Service Properties Trust
4.75%, 10/01/2026	624,000	625,560
4.95%, 02/15/2027	7,162,000	7,140,462
5.50%, 12/15/2027	6,054,000	5,947,539
Six Flags Entertainment Corp., 5.50%, 04/15/2027(a)	9,070,000	9,061,748
Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp.
5.38%, 04/15/2027	6,698,000	6,684,825
5.25%, 07/15/2029	7,215,000	6,981,936
Travel + Leisure Co.
6.63%, 07/31/2026(a)	8,801,000	8,871,980
6.00%, 04/01/2027(b)	1,310,000	1,329,740
Vail Resorts, Inc., 5.63%, 07/15/2030(a)	2,285,000	2,300,709
Viking Cruises Ltd.
5.88%, 09/15/2027(a)	1,710,000	1,711,785
7.00%, 02/15/2029(a)	6,017,000	6,051,375
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(a)	4,321,000	4,320,287

	Principal Value	Value
VOC Escrow Ltd., 5.00%, 02/15/2028(a)	$4,427,000	$4,418,210
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028(a)	3,282,000	3,206,175
		157,236,103
Leisure: Restaurants - 0.2%
1011778 BC ULC / New Red Finance, Inc., 4.38%, 01/15/2028(a)	3,411,000	3,356,460
GrubHub Holdings, Inc., 13.00% (or 6.00% PIK), 07/31/2030(a)	296,170	297,070
		3,653,530
Media: Broadcasting - 3.1%
Graham Holdings Co., 5.75%, 06/01/2026(a)	3,792,000	3,794,778
Nexstar Media, Inc., 5.63%, 07/15/2027(a)	8,916,000	8,910,237
Sirius XM Radio LLC
3.13%, 09/01/2026(a)	13,021,000	12,854,021
5.00%, 08/01/2027(a)	15,097,000	15,036,734
4.00%, 07/15/2028(a)	1,735,000	1,677,917
TEGNA, Inc., 4.63%, 03/15/2028	9,004,000	8,863,549
Univision Communications, Inc., 8.00%, 08/15/2028(a)	6,597,000	6,841,122
		57,978,358
Media: Cable & Satellite - 2.2%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026(a)	9,300,000	9,294,967
5.13%, 05/01/2027(a)	15,143,000	15,053,349
5.00%, 02/01/2028(a)	2,496,000	2,474,023
6.38%, 09/01/2029(a)	12,615,000	12,798,687
4.75%, 03/01/2030(a)	1,728,000	1,659,480
		41,280,506
Media: Diversified - 1.8%
Clear Channel Outdoor Holdings, Inc., 7.13%, 02/15/2031(a)	1,289,000	1,333,331
Match Group Holdings II LLC
5.00%, 12/15/2027(a)	8,040,000	8,023,891
4.63%, 06/01/2028(a)	5,752,000	5,655,590
5.63%, 02/15/2029(a)	1,216,000	1,213,690
Neptune Bidco US, Inc., 9.29%, 04/15/2029(a)	1,699,000	1,669,437
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.00%, 08/15/2027(a)	9,023,000	8,984,874
4.25%, 01/15/2029(a)	3,568,000	3,429,976
Ziff Davis, Inc., 4.63%, 10/15/2030(a)	2,603,000	2,455,730
		32,766,519

The accompanying notes are an integral part of these financial statements.

20

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Principal Value	Value
CORPORATE BONDS - (Continued)
Media: Entertainment - 1.3%
Live Nation Entertainment, Inc.
5.63%, 03/15/2026(a)	$7,419,000	$7,425,366
6.50%, 05/15/2027(a)	453,000	457,573
4.75%, 10/15/2027(a)	9,181,000	9,126,632
Playtika Holding Corp., 4.25%, 03/15/2029(a)	865,000	794,965
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	5,996,000	5,918,832
		23,723,368
Metals & Mining - 0.5%
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027	1,728,000	1,729,049
6.88%, 11/01/2029(a)	1,584,000	1,615,555
Novelis Corp., 6.88%, 01/30/2030(a)	6,329,000	6,568,261
		9,912,865
Midstream: Storage & Transport - 4.8%
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.00%, 07/15/2029(a)	5,849,000	6,069,519
Buckeye Partners LP
3.95%, 12/01/2026	4,529,000	4,491,781
4.13%, 12/01/2027	4,292,000	4,246,552
6.75%, 02/01/2030(a)	1,632,000	1,696,324
Energy Transfer LP, 7.38%, 02/01/2031(a)	861,000	899,353
Genesis Energy LP / Genesis Energy Finance Corp.
7.75%, 02/01/2028	1,505,000	1,516,752
8.88%, 04/15/2030	1,342,000	1,421,742
Hess Midstream Operations LP
5.88%, 03/01/2028(a)	3,130,000	3,192,616
6.50%, 06/01/2029(a)	5,866,000	6,053,507
Kinetik Holdings LP, 6.63%, 12/15/2028(a)	8,860,000	9,100,744
Rockies Express Pipeline LLC, 4.95%, 07/15/2029(a)	9,290,000	9,222,025
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(a)	5,084,000	5,113,040
Sunoco LP
7.00%, 05/01/2029(a)	3,176,000	3,290,768
5.63%, 03/15/2031(a)	4,719,000	4,687,137
Sunoco LP / Sunoco Finance Corp.
6.00%, 04/15/2027	2,140,000	2,140,703
7.00%, 09/15/2028(a)	10,948,000	11,294,646
TransMontaigne Partners LLC, 8.50%, 06/15/2030(a)	1,532,000	1,597,608
Venture Global LNG, Inc.
8.13%, 06/01/2028(a)	6,165,000	6,385,522
9.50%, 02/01/2029(a)	6,752,000	7,445,093
		89,865,432

	Principal Value	Value
Packaging - 0.7%
Ball Corp., 6.88%, 03/15/2028	$4,041,000	$4,121,299
Berry Global, Inc., 4.88%, 07/15/2026(a)	4,576,000	4,576,762
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026	2,096,000	2,162,846
Trident TPI Holdings, Inc., 12.75%, 12/31/2028(a)	2,566,000	2,739,202
		13,600,109
Real Estate: Homebuilding - 0.7%
LGI Homes, Inc., 8.75%, 12/15/2028(a)	7,165,000	7,526,438
M/I Homes, Inc., 4.95%, 02/01/2028	1,285,000	1,277,054
Taylor Morrison Communities, Inc.
5.88%, 06/15/2027(a)	1,084,000	1,098,073
5.75%, 01/15/2028(a)	811,000	823,008
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	3,049,000	3,048,361
		13,772,934
Real Estate: Management - 0.2%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028(a)	3,106,000	3,136,706
REITs - 0.1%
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP, 3.75%, 12/15/2027(a)	2,414,000	2,345,149
Retail: Food & Drug - 1.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.25%, 03/15/2026(a)	3,261,000	3,240,477
4.63%, 01/15/2027(a)	2,124,000	2,113,647
6.50%, 02/15/2028(a)	4,815,000	4,896,612
3.50%, 03/15/2029(a)	1,950,000	1,850,707
EG Global Finance PLC, 12.00%, 11/30/2028(a)	8,881,000	9,767,288
US Foods, Inc., 6.88%, 09/15/2028(a)	3,000,000	3,095,706
		24,964,437
Retailing - 0.1%
Bath & Body Works, Inc., 7.50%, 06/15/2029	1,171,000	1,203,273
Wayfair LLC, 7.25%, 10/31/2029(a)	1,153,000	1,191,672
		2,394,945
Technology Hardware - 2.2%
CommScope LLC, 4.75%, 09/01/2029(a)	4,136,000	4,114,617
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/2030(a)	12,538,000	12,904,097

The accompanying notes are an integral part of these financial statements.

21

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Principal Value	Value
CORPORATE BONDS - (Continued)
Technology Hardware - (Continued)
Entegris, Inc., 3.63%, 05/01/2029(a)	$1,649,000	$1,569,147
Kioxia Holdings Corp., 6.25%, 07/24/2030(a)	3,342,000	3,412,630
NCR Voyix Corp., 5.00%, 10/01/2028(a)	7,111,000	7,012,569
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/2029(a)	1,214,000	1,177,494
8.25%, 12/15/2029(a)	7,806,000	8,282,962
Western Digital Corp., 4.75%, 02/15/2026	2,794,000	2,795,471
		41,268,987
Technology: Software & Services - 3.6%
Cloud Software Group, Inc.
6.50%, 03/31/2029(a)	6,579,000	6,645,582
9.00%, 09/30/2029(a)	9,043,000	9,389,721
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026(a)	5,001,000	4,996,174
6.50%, 10/15/2028(a)	2,096,000	2,107,090
CoreWeave, Inc., 9.25%, 06/01/2030(a)	1,015,000	1,049,514
Elastic NV, 4.13%, 07/15/2029(a)	6,069,000	5,832,845
Ellucian Holdings, Inc., 6.50%, 12/01/2029(a)	4,567,000	4,651,115
Fair Isaac Corp., 4.00%, 06/15/2028(a)	2,520,000	2,453,784
Gen Digital, Inc.
6.75%, 09/30/2027(a)	10,986,000	11,164,204
7.13%, 09/30/2030(a)	553,000	570,066
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 5.25%, 12/01/2027(a)	4,082,000	4,079,564
Open Text Corp.
6.90%, 12/01/2027(a)	7,761,000	8,083,445
3.88%, 02/15/2028(a)	1,779,000	1,731,957
Open Text Holdings, Inc., 4.13%, 02/15/2030(a)	3,509,000	3,328,451
UKG, Inc., 6.88%, 02/01/2031(a)	1,680,000	1,734,751
		67,818,263
Telecom Services: Diversified - 2.7%
Consolidated Communications, Inc., 6.50%, 10/01/2028(a)	6,811,000	6,921,679
Frontier Communications Holdings LLC
5.88%, 10/15/2027(a)	1,297,000	1,297,170
5.00%, 05/01/2028(a)	7,918,000	7,906,843
8.75%, 05/15/2030(a)	4,484,000	4,687,843
Lumen Technologies, Inc.
4.13%, 04/15/2029(a)	1,577,934	1,555,022
4.13%, 04/15/2030(a)	511,041	503,375

	Principal Value	Value
Maya SAS/Paris France, 7.00%, 10/15/2028(a)	$6,303,000	$6,409,303
SBA Communications Corp., 3.88%, 02/15/2027	6,478,000	6,385,239
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 10.50%, 02/15/2028(a)	14,245,000	15,011,737
		50,678,211
Transportation - 0.6%
RXO, Inc., 7.50%, 11/15/2027(a)	2,054,000	2,090,338
XPO, Inc., 6.25%, 06/01/2028(a)	7,924,000	8,089,282
		10,179,620
Utilities: Power - 1.7%
Calpine Corp., 4.50%, 02/15/2028(a)	2,357,000	2,348,624
NRG Energy, Inc., 5.75%, 01/15/2028	6,520,000	6,538,755
Vistra Operations Co. LLC
5.50%, 09/01/2026(a)	5,304,000	5,303,841
5.63%, 02/15/2027(a)	9,746,000	9,759,223
5.00%, 07/31/2027(a)	5,052,000	5,039,071
WBI Operating LLC, 6.25%, 10/15/2030(a)	3,425,000	3,429,281
		32,418,795
Utilities: Propane - 0.4%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.75%, 05/20/2027	4,162,000	4,164,178
9.50%, 06/01/2030(a)	2,092,000	2,191,868
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/2027	1,074,000	1,071,797
		7,427,843
TOTAL CORPORATE BONDS (Cost $1,640,633,749)		1,658,575,933
BANK LOANS - 7.2%
Aerospace & Defense - 0.3%
TransDigm, Inc., Senior Secured First Lien, 8.50% (3 mo. SOFR US + 2.25%), 03/22/2030, (0.00% Floor)	4,881,897	4,882,605
Auto Retail - 0.3%
CWGS Group LLC, Senior Secured First Lien
6.89% (1 mo. SOFR US + 2.50%), 06/05/2028, (0.75% Floor)	2,797,040	2,738,680
7.04% (1 mo. SOFR US + 2.50%), 06/05/2028, (0.75% Floor)	143,104	140,118

The accompanying notes are an integral part of these financial statements.

22

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Principal Value	Value
BANK LOANS - (Continued)
Auto Retail - (Continued)
LS Group OpCo Acquistion LLC, Senior Secured First Lien
6.66% (1 mo. SOFR US + 2.50%), 04/23/2031, (0.00% Floor)	$314,398	$314,104
6.70% (3 mo. SOFR US + 2.50%), 04/23/2031, (0.00% Floor)	2,670,602	2,668,105
		5,861,007
Building Products - 0.1%
Standard Industries, Inc./NY, Senior Secured First Lien, 5.89% (1 mo. SOFR US + 1.75%), 09/22/2028, (0.50% Floor)	976,281	979,244
Chemicals - 0.0%(c)
SCIH Salt Holdings, Inc., Senior Secured First Lien, 7.20% (3 mo. SOFR US + 3.00%), 01/31/2029, (0.75% Floor)	893,001	894,952
Commercial Services - 0.7%
Ascensus Holdings, Inc., Senior Secured First Lien, 7.16% (1 mo. SOFR US + 3.00%), 08/02/2028, (0.50% Floor)	3,360,080	3,361,474
CoreLogic, Inc., Senior Secured First Lien, 7.89% (1 mo. SOFR US + 3.50%), 06/02/2028, (0.50% Floor)	3,151,193	3,157,102
Garda World Security Corp., Senior Secured First Lien, 7.17% (1 mo. SOFR US + 3.00%), 02/01/2029, (0.00% Floor)	3,157,502	3,165,396
Tempo Acquisition LLC, Senior Secured First Lien, 5.91% (1 mo. SOFR US + 1.75%), 08/31/2028, (0.50% Floor)	2,832,560	2,776,702
		12,460,674
Environmental & Facilities Services - 0.1%
Reworld Holding Corp., Senior Secured First Lien, 6.39% (1 mo. SOFR US + 2.25%), 11/30/2028, (0.50% Floor)	2,136,635	2,139,840
Financials: Diversified - 0.1%
Edelman Financial Engines Center LLC, Senior Secured Second Lien, 9.41% (1 mo. SOFR US + 5.25%), 10/06/2028, (0.00% Floor)	1,700,000	1,705,839

	Principal Value	Value
Financials: Insurance - 0.6%
Acrisure LLC, Senior Secured First Lien, 7.16% (1 mo. SOFR US + 3.00%), 11/06/2030, (0.00% Floor)	$3,463,196	$3,461,586
Ardonagh Group Finco Pty Ltd., Senior Secured First Lien
7.05% (3 mo. SOFR US + 2.75%), 02/17/2031, (0.00% Floor)	67,270	67,074
6.95% (6 mo. SOFR US + 2.75%), 02/18/2031, (0.00% Floor)	1,246,397	1,242,763
Asurion LLC, Senior Secured First Lien
7.64% (1 mo. SOFR US + 3.25%), 07/30/2027, (0.00% Floor)	2,953,422	2,954,706
8.36% (1 mo. SOFR US + 4.00%), 08/21/2028, (0.00% Floor)	1,079,333	1,082,782
8.57% (1 mo. Term SOFR + 4.25%), 09/19/2030 (0.00% Floor)	2,949,082	2,934,042
		11,742,953
Healthcare: Equipment & Supplies - 0.1%
Medline Borrower LP, Senior Secured First Lien, 6.16% (1 mo. SOFR US + 2.00%), 10/23/2028, (0.50% Floor)	200	200
Waystar Technologies, Inc., Senior Secured First Lien, 6.16% (1 mo. SOFR US + 2.00%), 10/22/2029, (0.00% Floor)	2,604,314	2,609,197
		2,609,397
Healthcare: Facilities - 0.6%
ADMI Corp., Senior Secured First Lien
8.14% (1 mo. SOFR US + 3.75%), 12/23/2027, (0.50% Floor)	819,522	778,341
9.91% (1 mo. SOFR US + 5.75%), 12/23/2027, (0.00% Floor)	851,165	827,230
Grifols Worldwide Operations USA, Inc., Senior Secured First Lien, 6.41% (1 mo. SOFR US + 2.00%), 11/15/2027, (0.00% Floor)	4,575,000	4,566,559
Surgery Center Holdings, Inc., Senior Secured First Lien, 6.66% (1 mo. SOFR US + 2.50%), 12/19/2030, (0.00% Floor)	2,352,255	2,356,665

The accompanying notes are an integral part of these financial statements.

23

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Principal Value	Value
BANK LOANS - (Continued)
Healthcare: Facilities - (Continued)
Team Health Holdings, Inc., Senior Secured First Lien, 8.80% (3 mo. SOFR US + 4.50%), 06/30/2028, (0.00% Floor)	$3,207,960	$3,205,955
		11,734,750
Healthcare: Managed Health Care - 0.3%
Cotiviti, Inc., Senior Secured First Lien, 7.63%, 05/01/2031	4,633,616	4,666,908
Healthcare: Pharma & Biotech - 0.2%
Jazz Financing Lux Sarl, Senior Secured First Lien, 6.41% (1 mo. SOFR US + 2.25%), 05/05/2028, (0.50% Floor)	3,308,418	3,315,945
Leisure: Hotels - 0.1%
Sabre GLBL, Inc., Senior Secured First Lien
8.61% (1 mo. SOFR US + 4.25%), 06/30/2028, (0.50% Floor)	741,364	694,721
9.36% (1 mo. SOFR US + 5.00%), 06/30/2028, (0.50% Floor)	309,056	291,157
10.42% (1 mo. Term SOFR + 6.00%), 11/15/2029, (0.50% Floor)	634,548	600,441
		1,586,319
Media: Cable & Satellite - 0.1%
Virgin Media Bristol LLC, Senior Secured First Lien, 6.76% (1 mo. Term SOFR + 2.50%), 01/31/2028	2,340,062	2,340,425
Media: Diversified - 0.1%
X Corp., Senior Secured First Lien, 9.50% (Fixed Rate + 0.00%), 10/29/2029, (0.00% Floor)	1,699,000	1,706,671
Media: Entertainment - 0.7%
Cirque Du Soleil Holding USA Newco, Inc., Senior Secured First Lien, 7.75% (3 mo. SOFR US + 3.75%), 03/08/2030, (0.00% Floor)	8,184,289	7,880,283
Playtika Holding Corp., Senior Secured First Lien, 7.14% (1 mo. SOFR US + 2.75%), 03/13/2028, (0.00% Floor)	5,592,208	5,514,253
		13,394,536

	Principal Value	Value
Packaging - 0.1%
Trident TPI Holdings, Inc., Senior Secured First Lien, 7.75% (3 mo. SOFR US + 3.75%), 09/15/2028, (0.50% Floor)	$2,792,965	$2,747,872
Retail: Food & Drug - 0.1%
C&S Wholesale Grocers, Inc., Senior Secured First Lien, 9.35% (1 mo. Term SOFR + 5.00%), 09/23/2030	2,568,126	2,516,763
Retailing - 0.2%
Great Outdoors Group LLC, Senior Secured First Lien, 7.41% (1 mo. SOFR US + 3.25%), 01/23/2032, (0.75% Floor)	3,541,080	3,543,736
Technology: Software & Services - 2.0%
Boxer Parent Co., Inc., Senior Secured First Lien, 7.20% (3 mo. SOFR US + 3.00%), 07/30/2031, (0.00% Floor)	2,989,551	2,988,146
Delivery Hero Finco LLC, Senior Secured First Lien, 9.23% (3 mo. SOFR US + 5.00%), 12/12/2029, (0.50% Floor)	4,872,898	4,933,054
Ensono, Inc., Senior Secured First Lien, 8.39% (1 mo. SOFR US + 4.00%), 05/30/2028, (0.75% Floor)	2,244,153	2,250,392
McAfee Corp., Senior Secured First Lien, 7.22% (1 mo. SOFR US + 3.00%), 03/01/2029, (0.50% Floor)	3,617,000	3,465,538
MH Sub I LLC, Senior Secured First Lien, 8.25% (3 mo. SOFR US + 4.25%), 05/03/2028, (0.50% Floor)	2,824,805	2,724,171
Modena Buyer LLC, Senior Secured First Lien, 8.81% (3 mo. SOFR US + 4.50%), 07/01/2031, (0.00% Floor)	1,999,791	1,977,653
Polaris Newco LLC, Senior Secured First Lien, 8.68% (3 mo. SOFR US + 4.00%), 06/05/2028, (0.50% Floor)	11,144,182	10,764,222
Proofpoint, Inc., Senior Secured First Lien, 7.16% (1 mo. SOFR US + 3.00%), 08/31/2028, (0.50% Floor)	3,825,418	3,845,196
RealPage, Inc., Senior Secured First Lien, 7.38% (3 mo. SOFR US + 3.00%), 04/24/2028, (0.50% Floor)	2,132,123	2,129,287

The accompanying notes are an integral part of these financial statements.

24

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Principal Value	Value
BANK LOANS - (Continued)
Technology: Software & Services - (Continued)
Rithum Holdings, Inc., Senior Secured First Lien, 8.75% (3 mo. SOFR US + 4.75%), 07/21/2031, (0.00% Floor)	$2,005,000	$2,006,885
		37,084,544
Telecom Services: Diversified - 0.2%
Frontier Communications Holdings LLC, Senior Secured First Lien, 6.65% (1 mo. SOFR US + 2.50%), 07/01/2031, (0.00% Floor)	1,464,080	1,467,433
Lumen Technologies, Inc., Senior Secured First Lien, 6.74% (1 mo. SOFR US + 2.35%), 04/16/2029, (2.00% Floor)	2,288,306	2,277,185
		3,744,618
Transportation - 0.2%
AAdvantage Loyalty IP Ltd., Senior Secured First Lien, 6.58% (3 mo. SOFR US + 2.25%), 04/20/2028, (0.00% Floor)	3,621,744	3,620,495
TOTAL BANK LOANS (Cost $135,577,746)		135,280,093
CONVERTIBLE BONDS - 1.2%
Healthcare: Equipment & Supplies - 0.1%
Teladoc Health, Inc., 1.25%, 06/01/2027	1,873,000	1,758,737
Leisure: Hotels - 0.2%
Marriott Vacations Worldwide Corp., 3.25%, 12/15/2027	3,334,000	3,186,304
Real Estate: Management - 0.2%
Redfin Corp., 0.50%, 04/01/2027	4,733,000	4,394,590
Retailing - 0.3%
Etsy, Inc., 0.25%, 06/15/2028	5,155,000	4,566,041
Technology: Software & Services - 0.4%
DigitalOcean Holdings, Inc., 8.06%, 12/01/2026(d)	8,719,000	8,234,660
TOTAL CONVERTIBLE BONDS (Cost $21,650,107)		22,140,332

	Shares	Value
SHORT-TERM INVESTMENTS(f)
MONEY MARKET FUNDS - 2.7%
First American Government Obligations Fund - Class X, 4.05%(e)	50,657,193	$50,657,193
TOTAL MONEY MARKET FUNDS (Cost $50,657,193)		50,657,193
TOTAL INVESTMENTS - 99.5% (Cost $1,848,518,795)		$1,866,653,551
Other Assets in Excess of Liabilities - 0.5%		10,301,277
TOTAL NET ASSETS - 100.0%		$1,876,954,828

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Shenkman Capital Management, Inc. Industries presented are at the discretion of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.
PIK - Payment in Kind
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $1,339,041,616 or 71.3% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of September 30, 2025.
(c)	Represents less than 0.05% of net assets.
(d)	Zero coupon bonds make no periodic interest payments. Rate shown is the weighted average amortized yield as of September 30, 2025.
(e)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(f)	All or a portion is posted as collateral for delayed settlement securities.
The accompanying notes are an integral part of these financial statements.

25

SHENKMAN CAPITAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025

	Shenkman Capital Floating Rate High Income Fund	Shenkman Capital Short Duration High Income Fund
ASSETS:
Investments, at value (cost $289,811,821 and $1,848,518,795, respectively)	$286,322,948	$1,866,653,551
Cash	675	—
Receivables
Securities sold	10,345,416	19,686,007
Interest	2,257,631	28,031,086
Fund shares sold	295,431	4,147,272
Prepaid expenses	27,871	81,821
Total assets	299,249,972	1,918,599,737
LIABILITIES:
Payables
Securities purchased	16,957,565	35,554,176
Fund shares redeemed	98,701	2,320,475
Distributions payable	146,591	2,424,572
Administration and accounting expenses	52,188	173,373
Advisory fees (Note 4)	75,300	839,067
Audit	28,400	32,300
Transfer agent fees and expenses	17,933	49,251
Compliance fees	2,084	2,083
Printing and mailing	5,475	12,782
Legal	3,532	2,741
Shareholder servicing fees	274	63,684
12b-1 distribution fees	—	145,873
Custody fees	1,867	19,900
Trustee fees and expenses	1,492	2,443
Other accrued expenses and other liabilities	2,202	2,189
Total liabilities	17,393,604	41,644,909
NET ASSETS	$ 281,856,368	$1,876,954,828
NET ASSETS CONSIST OF:
Capital stock	$310,114,305	$1,898,096,108
Total accumulated deficit	(28,257,937)	(21,141,280)
Total net assets	$ 281,856,368	$1,876,954,828
NET ASSETS
Class A:
Net assets applicable to outstanding Class A shares	$—	$30,862,908
Shares issued and outstanding	$—	3,117,510
Net asset value, redemption price per share(1)	$—	$9.90
Maximum offering price per share (net asset value divided by 97.00%)	$—	$10.21

The accompanying notes are an integral part of these financial statements.

26

SHENKMAN CAPITAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025(Continued)

	Shenkman Capital Floating Rate High Income Fund	Shenkman Capital Short Duration High Income Fund
Class C:
Net assets applicable to outstanding Class C shares	$—	$24,973,231
Shares issued and outstanding	—	2,531,718
Net asset value, offering price and redemption price per share(1)	$—	$9.86
Class F:
Net assets applicable to outstanding Class F shares	$8,251,472	$901,865,606
Shares issued and outstanding	912,535	91,339,090
Net asset value, offering price and redemption price per share(1)	$9.04	$9.87
Institutional Class:
Net assets applicable to outstanding Institutional Class shares	$273,604,896	$919,253,083
Shares issued and outstanding	30,255,241	92,978,133
Net asset value, offering price and redemption price per share(1)	$9.04	$9.89

(1)	A redemption fee of 1.00% is assessed against shares redeemed within 30 days of purchase.
The accompanying notes are an integral part of these financial statements.

27

SHENKMAN CAPITAL FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended Ended September 30, 2025

	Shenkman Capital Floating Rate High Income Fund	Shenkman Capital Short Duration High Income Fund
INVESTMENT INCOME:
Dividends	$1,256,054	$2,210,819
Interest income	20,743,318	102,826,463
Consent and term loan fee income	351,846	192,901
Total investment income	22,351,218	105,230,183
EXPENSES:
Investment advisory fees (Note 4)	1,386,063	9,087,033
Administration and accounting fees (Note 4)	309,542	1,075,155
Transfer agent fees and expenses (Note 4)	107,146	339,433
Federal and state registration fees	36,509	148,435
Audit fees	29,500	34,001
Reports to shareholders	25,850	39,474
Trustee fees and expenses	24,118	25,069
Miscellaneous expenses	20,533	82,933
Custody fees (Note 4)	17,594	93,052
Chief Compliance Officer fees (Note 4)	12,500	12,500
Legal fees	8,961	8,170
Insurance expense	5,179	23,104
Interest expense (Note 8)	—	968
Service fees - Class A (Note 6)	—	16,406
Service fees - Class C (Note 6)	—	11,846
Service fees - Class F (Note 6)	1,337	638,474
12b-1 distribution fees - Class A (Note 5)	—	73,702
12b-1 distribution fees - Class C (Note 5)	—	232,240
Total expenses before advisory fee waiver	1,984,832	11,941,995
Advisory fee recoupment/(waiver) by Advisor (Note 4)	(486,547)	(229,139)
Net expenses	1,498,285	11,712,856
NET INVESTMENT INCOME	20,852,933	93,517,327
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND REDEMPTION IN-KIND:
Net realized gain/(loss) on investments	(543,610)	5,724,987
Net realized gain on redemption in-kind	—	1,331,824
Change in unrealized appreciation/(depreciation) on investments	(2,723,474)	(5,817,004)
Net realized and unrealized gain/(loss) on investments and redemption in-kind	(3,267,084)	1,239,807
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 17,585,849	$94,757,134

The accompanying notes are an integral part of these financial statements.

28

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2025	2024
OPERATIONS:
Net investment income	$20,852,933	$22,289,283
Net realized loss on investments	(543,610)	(2,848,774)
Change in unrealized appreciation/(depreciation) on investments	(2,723,474)	3,263,927
Net increase in net assets resulting from operations	17,585,849	22,704,436
DISTRIBUTIONS TO SHAREHOLDERS:
Class F	(683,082)	(842,215)
Institutional Class	(20,175,234)	(21,554,060)
Total distributions	(20,858,316)	(22,396,275)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class F	2,070,990	2,970,835
Institutional Class	17,114,203	22,876,124
Proceeds from shares issued to holders in reinvestment of dividends:
Class F	581,434	652,004
Institutional Class	18,536,548	19,292,510
Cost of shares redeemed:
Class F	(5,086,007)	(2,798,873)
Institutional Class	(22,447,170)	(62,054,611)
Redemption fees retained:
Class F	134	182
Institutional Class	3,710	4,706
Net increase/(decrease) in net assets derived from capital share transactions	10,773,842	(19,057,123)
TOTAL INCREASE/(DECREASE) IN NET ASSETS	7,501,375	(18,748,962)
NET ASSETS:
Beginning of period	274,354,993	293,103,955
End of year	$ 281,856,368	$274,354,993
CHANGES IN SHARES OUTSTANDING:
Shares sold:
Class F	226,838	324,177
Institutional Class	1,875,694	2,489,604
Shares issued to holders as reinvestment of dividends:
Class F	63,929	71,280
Institutional Class	2,038,411	2,109,021
Shares redeemed:
Class F	(557,548)	(305,386)
Institutional Class	(2,458,619)	(6,775,482)
Net increase/(decrease) in shares outstanding	1,188,705	(2,086,786)

The accompanying notes are an integral part of these financial statements.

29

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2025	2024
OPERATIONS:
Net investment income	$93,517,327	$106,738,056
Net realized gain/(loss) on investments	5,724,987	(2,132,614)
Net realized gain on redemption in-kind	1,331,824	—
Change in unrealized appreciation/(depreciation) on investments	(5,817,004)	56,448,961
Net increase in net assets resulting from operations	94,757,134	161,054,403
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,602,676)	(1,566,288)
Class C	(1,088,517)	(1,032,667)
Class F	(46,151,406)	(46,686,772)
Institutional Class	(44,711,998)	(57,643,525)
Total distributions	(93,554,597)	(106,929,252)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class A	17,724,747	22,246,388
Class C	8,233,619	8,318,323
Class F	368,098,488	338,941,604
Institutional Class	433,705,538	570,102,388
Proceeds from shares issued to holders in reinvestment of dividends:
Class A	819,933	861,768
Class C	458,095	597,548
Class F	25,156,220	22,825,682
Institutional Class	32,816,034	31,028,586
Cost of shares redeemed:
Class A	(20,505,379)	(12,224,883)
Class C	(6,404,308)	(5,417,149)
Class F	(255,522,761)	(419,665,944)
Institutional Class	(595,770,920)(1)	(315,814,736)
Redemption fees retained:
Class A	54	134
Class C	45	105
Class F	1,539	3,902
Institutional Class	1,572	4,868
Net increase in net assets derived from capital share transactions	8,812,516	241,808,584
TOTAL INCREASE IN NET ASSETS	10,015,053	295,933,735
NET ASSETS:
Beginning of period	1,866,939,775	1,571,006,040
End of year	$ 1,876,954,828	$1,866,939,775

The accompanying notes are an integral part of these financial statements.

30

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Year Ended September 30,
	2025	2024
CHANGES IN SHARES OUTSTANDING:
Shares sold:
Class A	1,797,690	2,279,003
Class C	836,633	858,165
Class F	37,404,267	34,776,272
Institutional Class	43,886,722	58,419,935
Shares issued to holders as reinvestment of dividends:
Class A	83,274	88,230
Class C	46,673	61,434
Class F	2,560,233	2,343,754
Institutional Class	3,335,465	3,184,111
Shares redeemed:
Class A	(2,080,810)	(1,251,092)
Class C	(653,139)	(555,834)
Class F	(26,002,629)	(42,999,513)
Institutional Class	(60,519,558)(2)	(32,256,518)
Net increase in shares outstanding	694,821	24,947,947

(1)	Includes redemption in-kind transactions in the amount of $122,614,633.
(2)	Includes redemption in-kind shares of 12,460,837.
The accompanying notes are an integral part of these financial statements.

31

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
Class F
For a share outstanding throughout each year

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$9.15	$9.14	$8.83	$9.50	$9.22
Income from investment operations:
Net investment income(1)	0.68	0.76	0.69	0.37	0.30
Net realized and unrealized gain/(loss) on investments	(0.10)	0.01	0.31	(0.67)	0.29
Total from investment operations	0.58	0.77	1.00	(0.30)	0.59
Less distributions:
From net investment income	(0.69)	(0.76)	(0.69)	(0.37)	(0.31)
Total distributions	(0.69)	(0.76)	(0.69)	(0.37)	(0.31)
Redemption fees retained(1)(2)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$9.04	$9.15	$9.14	$8.83	$9.50
TOTAL RETURN	6.51%	8.77%	11.75%	−3.26%	6.44%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (thousands)	$8,251	$10,793	$9,956	$9,141	$10,312
Ratio of expenses to average net assets:
Before advisory fee waiver	0.73%	0.74%	0.72%	0.71%	0.82%
After advisory fee waiver	0.55%	0.56%	0.56%	0.54%	0.60%
Ratio of net investment income to average net assets:
Before advisory fee waiver	7.31%	8.05%	7.51%	3.78%	2.92%
After advisory fee waiver	7.49%	8.23%	7.67%	3.95%	3.14%
Portfolio turnover rate	83%	70%	40%	39%	59%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.

32

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
Institutional Class
For a share outstanding throughout each year

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$9.15	$9.14	$8.83	$9.50	$9.22
Income from investment operations:
Net investment income(1)	0.69	0.76	0.70	0.37	0.31
Net realized and unrealized gain/(loss) on investments	(0.11)	0.01	0.31	(0.67)	0.28
Total from investment operations	0.58	0.77	1.01	(0.30)	0.59
Less distributions:
From net investment income	(0.69)	(0.76)	(0.70)	(0.37)	(0.31)
Total distributions	(0.69)	(0.76)	(0.70)	(0.37)	(0.31)
Redemption fees retained(1)(2)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$9.04	$9.15	$9.14	$8.83	$9.50
TOTAL RETURN	6.53%	8.79%	11.77%	−3.26%	6.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (thousands)	$273,605	$263,562	$283,148	$289,962	$277,303
Ratio of expenses to average net assets:
Before advisory fee waiver	0.72%	0.72%	0.70%	0.71%	0.76%
After advisory fee waiver	0.54%	0.54%	0.54%	0.54%	0.54%
Ratio of net investment income to average net assets:
Before advisory fee waiver	7.35%	8.07%	7.52%	3.83%	3.05%
After advisory fee waiver	7.53%	8.25%	7.68%	4.00%	3.27%
Portfolio turnover rate	83%	70%	40%	39%	59%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.

33

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
Class A
For a share outstanding throughout each year

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$9.88	$9.58	$9.30	$10.09	$9.93
Income from investment operations:
Net investment income(1)	0.53	0.53	0.45	0.30	0.26
Net realized and unrealized gain/(loss) on investments	0.02	0.31	0.28	(0.79)	0.16
Total from investment operations	0.55	0.84	0.73	(0.49)	0.42
Less distributions:
From net investment income	(0.53)	(0.54)	(0.45)	(0.30)	(0.26)
Total distributions	(0.53)	(0.54)	(0.45)	(0.30)	(0.26)
Redemption fees retained(1)(2)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$9.90	$9.88	$9.58	$9.30	$10.09
TOTAL RETURN	5.77%	8.93%	7.99%	−4.99%	4.25%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (thousands)	$30,863	$32,784	$21,087	$20,992	$20,580
Ratio of expenses to average net assets:
Before advisory fee recoupment/waiver	0.97%	0.99%	0.96%	0.96%	0.98%
After advisory fee recoupment/waiver	0.96%	0.96%	0.96%	0.95%	0.96%
Ratio of net investment income to average net assets:
Before advisory fee recoupment/waiver	5.40%	5.46%	4.76%	3.03%	2.59%
After advisory fee recoupment/waiver	5.41%	5.49%	4.76%	3.04%	2.61%
Portfolio turnover rate	72%	59%	51%	50%	80%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.

34

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
Class C
For a share outstanding throughout each year

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$9.85	$9.55	$9.27	$10.06	$9.90
Income from investment operations:
Net investment income(1)	0.46	0.46	0.38	0.23	0.19
Net realized and unrealized gain/(loss) on investments	0.01	0.30	0.28	(0.80)	0.15
Total from investment operations	0.47	0.76	0.66	(0.57)	0.34
Less distributions:
From net investment income	(0.46)	(0.46)	(0.38)	(0.22)	(0.18)
Total distributions	(0.46)	(0.46)	(0.38)	(0.22)	(0.18)
Redemption fees retained(1)(2)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$9.86	$9.85	$9.55	$9.27	$10.06
TOTAL RETURN	4.90%	8.16%	7.23%	−5.71%	3.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (thousands)	$24,973	$22,666	$18,502	$15,554	$16,546
Ratio of expenses to average net assets:
Before advisory fee recoupment/waiver	1.71%	1.73%	1.70%	1.70%	1.73%
After advisory fee recoupment/waiver	1.70%	1.70%	1.70%	1.69%	1.71%
Ratio of net investment income to average net assets:
Before advisory fee recoupment/waiver	4.66%	4.72%	4.03%	2.30%	1.84%
After advisory fee recoupment/waiver	4.67%	4.75%	4.03%	2.31%	1.86%
Portfolio turnover rate	72%	59%	51%	50%	80%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.

35

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
Class F
For a share outstanding throughout each year

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$9.86	$9.56	$9.28	$10.06	$9.91
Income from investment operations:
Net investment income(1)	0.56	0.56	0.47	0.32	0.28
Net realized and unrealized gain/(loss) on investments	0.01	0.30	0.28	(0.78)	0.15
Total from investment operations	0.57	0.86	0.75	(0.46)	0.43
Less distributions:
From net investment income	(0.56)	(0.56)	(0.47)	(0.32)	(0.28)
Total distributions	(0.56)	(0.56)	(0.47)	(0.32)	(0.28)
Redemption fees retained(1)(2)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$9.87	$9.86	$9.56	$9.28	$10.06
TOTAL RETURN	5.91%	9.21%	8.25%	−4.79%	4.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (thousands)	$901,866	$762,693	$795,530	$682,182	$671,520
Ratio of expenses to average net assets:
Before advisory fee recoupment/waiver	0.74%	0.74%	0.73%	0.74%	0.76%
After advisory fee recoupment/waiver	0.73%	0.71%	0.73%	0.73%	0.74%
Ratio of net investment income to average net assets:
Before advisory fee recoupment/waiver	5.63%	5.70%	5.00%	3.27%	2.81%
After advisory fee recoupment/waiver	5.64%	5.73%	5.00%	3.28%	2.83%
Portfolio turnover rate	72%	59%	51%	50%	80%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.

36

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
Institutional Class
For a share outstanding throughout each year

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$9.87	$9.57	$9.29	$10.07	$9.92
Income from investment operations:
Net investment income(1)	0.56	0.57	0.49	0.33	0.29
Net realized and unrealized gain/(loss) on investments	0.02	0.30	0.27	(0.79)	0.15
Total from investment operations	0.58	0.87	0.76	(0.46)	0.44
Less distributions:
From net investment income	(0.56)	(0.57)	(0.48)	(0.32)	(0.29)
Total distributions	(0.56)	(0.57)	(0.48)	(0.32)	(0.29)
Redemption fees retained(1)(2)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$9.89	$9.87	$9.57	$9.29	$10.07
TOTAL RETURN	6.09%	9.28%	8.32%	−4.62%	4.47%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (thousands)	$919,253	$1,048,797	$724,207	$719,148	$620,753
Ratio of expenses to average net assets:
Before advisory fee recoupment/waiver	0.66%	0.68%	0.65%	0.66%	0.67%
After advisory fee recoupment/waiver	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets:
Before advisory fee recoupment/waiver	5.70%	5.77%	5.07%	3.38%	2.89%
After advisory fee recoupment/waiver	5.71%	5.80%	5.07%	3.39%	2.91%
Portfolio turnover rate	72%	59%	51%	50%	80%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.

37

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025
NOTE 1 – ORGANIZATION
The Shenkman Capital Short Duration High Income Fund (the “Short Duration High Income Fund”) and the Shenkman Capital Floating Rate High Income Fund (the “Floating Rate High Income Fund”) (each a “Fund” and collectively, the “Funds”) are diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”
The Short Duration High Income Fund commenced operations on October 31, 2012. The Floating Rate High Income Fund commenced operations on October 15, 2014. The primary investment objective of the Funds is to seek a high level of current income. The Short Duration High Income Fund currently offers Class A, Class C, Class F, and Institutional Class shares. Class F shares became available for purchase on May 17, 2013, while Class C shares became available for purchase on January 28, 2014.
The Floating Rate High Income Fund currently offers Class F and Institutional Class shares. Institutional Class shares became available for purchase on October 15, 2014 and Class F shares became available for purchase on March 1, 2017.
Each class of shares differs principally in its respective distribution expenses, service fees and sales charges on Class A and contingent deferred sales charge (“CDSC”) for Class C. Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Securities Transactions, Income, and Distributions – Securities transactions are accounted for on the trade date. Securities sold are determined on a specific identification process. Interest income is recorded on an accrual basis. The Funds may receive other income, such as amendment fees, consent fees and commitment fees. These fees are recorded as income when the Funds become aware of their existence and are included in consent and term loan fee income in the statements of operations. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
Each Fund distributes substantially all of its net investment income, if any, monthly, and net realized capital gains, if any, annually. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differ from accounting principles

38

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of a Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.
Each Fund is charged for those expenses that are directly attributable to that Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
Securities Purchased on a When-Issued Basis – The Funds may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month. The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in a Fund’s net asset value. During the period between purchase and settlement, no payment is made by the Funds and no interest accrues to the Funds. At the time of settlement, the market value of the security may be more or less than the purchase price.
Redemption Fees – The Funds charge a 1% redemption fee to shareholders who redeem shares held for 30 days or less. Such fees are retained by the Funds and accounted for as an addition to paid-in capital. Redemption fees retained are disclosed in the statements of changes.
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.
Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2025, the Floating Rate High Income Fund did not require any permanent tax adjustments on the Statements of Assets and Liabilities. For the year ended September 30, 2025, the Short Duration High Income Fund made the following permanent tax adjustments on the Statements of Assets and Liabilities:
Short Duration High Income Fund

Accumulated Deficit	Paid-in Capital
($1,331,824)	$1,331,824

Bridge Loan Commitments – In connection with floating rate loan interests, the Funds may also enter into bridge loan commitments. Bridge loan commitments may obligate the Funds to furnish temporary financing to a borrower until permanent financing can be arranged. At September 30, 2025, the Funds did not have any outstanding bridge loan commitments.
Unfunded Loan Commitments – Unfunded loan commitments are contractual obligations for funding to a borrower. At September 30, 2025, the Floating Rate High Income Fund and the Short Duration High Income Fund had $295,590 and $0, respectively, (reflected at par) in outstanding unfunded loan commitments.
Events Subsequent to the Fiscal Period End – In preparing the financial statements as of September 30, 2025, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Funds' financial statements.

39

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.
Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Bank Loan Obligations – Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans. These securities will generally be classified in Level 2 of the fair value hierarchy.
Debt Securities – Debt securities, such as corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Debt securities having a maturity of 60 days or less are valued at the evaluated mean between the bid and asked price. These securities will generally be classified in Level 2 of the fair value hierarchy.
Equity Securities – Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.
Short-Term Securities – Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

40

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
Restricted Securities – The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At September 30, 2025, the Funds held securities issued pursuant to Rule 144A under the Securities Act of 1933. All Rule 144A securities have been classified as liquid under the Funds’ liquidity risk management program.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment advisor, Shenkman Capital Management, Inc. (“Advisor”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Advisor, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ securities as of September 30, 2025:
Floating Rate High Income Fund

	Level 1	Level 2	Level 3	Total
Investments:
Bank Loans	$—	$247,607,892	$—	$247,607,892
Corporate Bonds	—	18,020,499	14,901	18,035,400
Exchange Traded Funds	11,138,004	—	—	11,138,004
Money Market Funds	9,541,652	—	—	9,541,652
Total Investments	$20,679,656	$265,628,391	$14,901	$286,322,948

Refer to the Schedule of Investments for further disaggregation of investment categories.
Short Duration High Income Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$1,658,575,933	$—	$1,658,575,933
Bank Loans	—	135,280,093	—	135,280,093
Convertible Bonds	—	22,140,332	—	22,140,332
Money Market Funds	50,657,193	—	—	50,657,193
Total Investments	$50,657,193	$1,815,996,358	$—	$1,866,653,551

Refer to the Schedule of Investments for further disaggregation of investment categories.

41

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
The following is a reconciliation of the Floating Rate High Income Fund’s Level 3 investments for which significant unobservable inputs were used in determining fair value. The Short Duration High Income Fund did not hold Level 3 investments at September 30,2025, and as such no reconciliation is presented.

Floating Rate High Income Fund Level 3 Reconciliation Disclosure	Corporate Bonds
Beginning balance as of September 30, 2024	$—
Corporate actions	22,325
Change in unrealized appreciation/(depreciation)	(7,784)
Amortization/(Accretion)	360
Ending balance as of September 30, 2025	$14,901
Change in unrealized appreciation/(depreciation) still held as of September 30, 2025	$(7,784)

The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Funds. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Each Fund is considered a limited derivatives user under the Trust Policy and therefore, is required to limit its derivatives exposure to no more than 10% of the Fund's net assets. At September 30, 2025, the Floating Rate High Income Fund and the Short Duration High Income Fund had derivative exposure of 3.12% and 0.98%, respectively, of each Fund's Net Asset Value. The exposure was due to unsettled bank loans held for more than 35 days.
Accounting Pronouncements – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Advisor’s Chief Operating Officer and Chief Financial Officer, who serve jointly as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.
In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management has worked with financial institutions and counterparties to modify contracts as required by applicable regulation and within regulatory deadlines.

42

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds have an investment advisory agreement with the Advisor pursuant to which the Advisor is responsible for providing investment management services to each Fund. The Advisor furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly, based upon the average daily net assets of the Funds at the annual rates of:

Floating Rate High Income Fund	0.50%
Short Duration High Income Fund	0.55%

For the year ended September 30, 2025, the Floating Rate High Income Fund and the Short Duration High Income Fund incurred $1,386,063 and $9,087,033, respectively, in advisory fees. Advisory fees payable to the Advisor at September 30, 2025 for the Floating Rate High Income Fund and the Short Duration High Income Fund were $75,300 and $839,067, respectively. The amounts shown on the statements of assets and liabilities are net amounts due to the Advisor.
Each Fund is responsible for its own operating expenses, including Rule 12b-1 fees, shareholder servicing plan fees, custodian fees, taxes, transfer agency fees, interest and other customary Fund expenses. However, the Advisor has contractually agreed to waive all or a portion of its management fees and pay Floating Rate High Income Fund and Short Duration High Income Fund expenses in order to limit each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, taxes, interest expense, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) to the following amounts of the average daily net assets:

Floating Rate High Income Fund:	0.54%
Short Duration High Income Fund:	0.65%

Any such reduction made by the Advisor in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause a Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board review and approval. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the year ended September 30, 2025, the Advisor reduced its fees in the amount of $486,547 for the Floating Rate High Income Fund and in the amount of $288,719 for the Short Duration High Income Fund. The Floating Rate High Income Fund and the Short Duration High Income Fund reimbursed the Advisor $0 and $59,580, respectively, during the year ended September 30, 2025. The Advisor may recapture portions of the amounts shown below no later than the corresponding dates:

	9/30/2026	9/30/2027	9/30/2028	Total
Floating Rate High Income Fund	$464,935	$485,445	$486,547	$1,436,927
Short Duration High Income Fund	—	478,797	$288,719	767,516

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds. The Custodian is an affiliate of Fund Services. Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the year ended September 30, 2025, are disclosed in the statements of operations.

43

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN
The Short Duration High Income Fund adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Short Duration High Income Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Short Duration High Income Fund’s Class A shares and up to 1.00% of the average daily net assets of the Short Duration High Income Fund’s Class C shares. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the year ended September 30, 2025, the Short Duration High Income Fund incurred distribution expenses on its Class A and Class C shares of $73,702 and $232,240, respectively.
NOTE 6 – SHAREHOLDER SERVICING FEE
The Funds entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services. As compensation for the provision of shareholder services, the Funds may pay servicing fees at an annual rate of up to 0.10% of the average daily net assets of the Class A, Class C, and Class F shares. Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of each Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the year ended September 30, 2025, the Floating Rate High Income Fund’s Class F shares incurred $1,337 in shareholder servicing fees. For the year ended September 30, 2025, the Class A, Class C and Class F shares of the Short Duration High Income Fund incurred $16,406, $11,846 and $638,474, respectively, in shareholder servicing fees.
NOTE 7 – PURCHASES AND SALES OF SECURITIES
For the year ended September 30, 2025, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Purchases	Sales
Floating Rate High Income Fund	$235,820,179	$223,999,942
Short Duration High Income Fund	1,295,993,859	1,266,112,899(1)

(1)	For the year ended September 30, 2025, the proceeds from sales of securities, excluding short-term securities, includes securities redeemed in-kind of $121,199,944.
The Funds had no purchases or sales of U.S. government obligations during the year ended September 30, 2025.
NOTE 8 – LINES OF CREDIT
The Floating Rate High Income Fund has a secured line of credit in the amount of $40,000,000 or 20% of the market value or 33% of the fair value of the unencumbered assets of the Fund. The Short Duration High Income Fund has a secured line of credit in the amount of $150,000,000 or 20% of the market value or 33% of the fair value of the unencumbered assets of the Fund. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A. During the year ended September 30, 2025, the Floating Rate High Income Fund did not draw upon its line of credit. The Short Duration High Income Fund had an outstanding average day balance of $12,723,

44

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
a weighted average interest rate of 7.50% and paid $968 in interest. The maximum amount outstanding for the Short Duration High Income Fund during the year ended September 30, 2025 was $4,644,000. At September 30, 2025, neither of the Funds had any outstanding loan amounts.
NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of September 30, 2025, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Floating Rate High Income Fund	Short Duration High Income Fund
Cost of investments	$289,945,401	$1,848,704,206
Gross unrealized appreciation	2,374,733	20,608,366
Gross unrealized depreciation	(5,997,186)	(2,659,021)
Net unrealized appreciation/(depreciation)	(3,622,453)	17,949,345
Undistributed ordinary income	198,859	2,680,782
Total distributable earnings	198,859	2,680,782
Other accumulated losses	(24,834,343)	(41,771,407)
Total accumulated earnings/(losses)	$(28,257,937)	$(21,141,280)

At September 30, 2025, the Funds had tax basis capital losses to offset future gains as follows:

	Capital Loss Carryover
	Long-Term	Short-Term	Total	Expiration Date
Floating Rate High Income Fund	$23,856,280	$831,472	$24,687,752	No Expiration
Short Duration High Income Fund	28,791,563	10,555,272	39,346,835	No Expiration

During the tax year ended September 30, 2025, the Funds used/(generated) the following capital loss carryforwards:

	Long-Term	Short-Term	Total
Floating Rate High Income Fund	$(806,413)	$323,784	$(482,629)
Short Duration High Income Fund	3,273,032	2,419,732	5,692,764

The tax character of distributions paid during the year ended September 30, 2025 and the year ended September 30, 2024 were as follows:
Floating Rate High Income Fund

	Year Ended September 30,
	2025	2024
Ordinary income	$20,858,316	$22,396,275
Total distributions paid	$20,858,316	$22,396,275

Short Duration High Income Fund

	Year Ended September 30,
	2025	2024
Ordinary income	$93,554,597	$106,929,252
Total distributions paid	$93,554,597	$106,929,252

45

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
NOTE 10 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2025, the Short Duration High Income Fund did not have any percentage of control ownership positions greater than 25%. As of September 30, 2025, the Floating Rate High Income Fund's percentage of control ownership positions greater than 25% was as follows:

Fund	Shareholder	Percent of Shares Held
Floating Rate High Income Fund	National Financial Services LLC	35.90%

NOTE 11 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks. The following risks apply to both Funds, unless specifically noted.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Funds’ investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.
The effects of any future pandemic or other global event to public health and business and market conditions may have a significant negative impact on the performance of the Funds’ investments, increase the Funds’ volatility, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on the Funds’ investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact the Funds will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
High Yield Risk. Bonds and loans rated below BBB by S&P or Baa by Moody’s (commonly referred to as “junk bonds or loans”) typically carry higher coupon rates than investment grade bonds, but also are described as speculative by both S&P and Moody’s and may be subject to greater market price fluctuations, less liquidity and greater risk of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans. Lower-rated bonds and loans also are more likely to be sensitive to adverse economic or company developments and more subject to price fluctuations in response to changes in interest rates. The market for lower-rated debt issues generally is thinner and less active than that for higher quality instruments, which may limit a Fund’s ability to sell such instruments at fair value in response to changes in the economy or financial markets. During periods of economic downturn or rising interest rates, highly leveraged issuers of lower- rated instruments may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

46

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
Bank Loan Risk. A Fund’s investments in assignments of secured and unsecured bank loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, a Fund will depend primarily upon the creditworthiness of the borrower, whose financial condition may be troubled or highly leveraged, for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, such Fund’s share price could be adversely affected. A Fund may invest in loans that are rated by a nationally recognized statistical rating organization or are unrated, and may invest in loans of any credit quality, including “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested. In addition, certain bank loans in which a Fund may invest may be illiquid and, therefore, difficult to value and/or sell at a price that is beneficial to the Fund. A Fund, as a participant in a loan, has no direct claim on the loan and would be a creditor of the lender, and not the borrower, in the event of a borrower’s insolvency or default. Transactions in many loans settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale (i.e., more than seven days after the sale). As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations until potentially a substantial period after the sale of the loans. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.
Counterparty Risk. Each Fund may establish relationships to obtain financing and prime brokerage services that permit the Fund to trade in any variety of markets or asset classes over time. However, there can be no assurance that a Fund will be able to establish or maintain such relationships, which could prevent the Fund from trading at optimal rates and terms. Moreover, a disruption in the financing and prime brokerage services provided by any such relationships could have an impact on a Fund’s business due to the Fund’s reliance on such counterparties.
When a Fund enters into a contract directly with dealer counterparties, the Fund is exposed to the risk that a counterparty will not settle a transaction in accordance with its terms because of a solvency or liquidity problem with the counterparty. Delays in settlement may also result from disputes over the terms of the contract (whether or not bona fide). In addition, each Fund may have a concentrated risk in a particular counterparty, which may mean that if such counterparty were to become insolvent or have a liquidity problem, losses would be greater than if the Fund had entered into contracts with multiple counterparties. If there is a default by a counterparty, a Fund under most normal circumstances will have contractual remedies pursuant to the agreements related to the transaction. However, exercising such contractual rights may involve delays or costs which could result in the net asset value of a Fund being less than if the Fund had not entered into the transaction. Furthermore, there is a risk that any of such counterparties could become insolvent and/or the subject of insolvency proceedings. In such case, the recovery of a Fund’s collateral from such counterparty or the payment of claims therefor may be significantly delayed and the Fund may recover substantially less than the full value of the collateral entrusted to such counterparty. In addition, there are a number of proposed rules that, if they were to go into effect, may impact the laws that apply to insolvency proceeding and may impact whether a Fund may terminate its agreement with an insolvent counterparty.
Credit Risk. A company may not be able to repay its debt. The Funds invest primarily in “high yield” securities and loans (i.e., rated below Baa3 or BBB- by one or more nationally recognized statistical rating organizations or are unrated but are of comparable credit quality to obligations rated below investment-grade). High yield securities and loans have greater credit risk than more highly rated debt obligations and have a greater possibility that an adverse change in the financial condition of the issuer or the economy may impair the ability of the issuer to make payments of principal and interest. Bankruptcy and similar laws applicable to issuers of the high yield securities and loans may also limit the amount of a Fund’s recovery if the issuer becomes insolvent. High yield securities and loans have historically experienced greater default rates than has been the case for investment-grade securities.
Impairment of Collateral Risk. The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, a Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.
Interest Rate Risk. Each Fund’s investments in fixed-income instruments will change in value based on changes in interest rates. When interest rates decline, the value of a portfolio invested in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a portfolio investment in fixed-rate obligations can be expected

47

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
to decline. Although the value of each Fund’s investments will vary, the fluctuations in value of a Fund’s investments in floating rate instruments should be minimized as a result of changes in market interest rates. However, because floating rates on loans and other instruments only reset periodically, changes in prevailing interest rates can still be expected to cause some fluctuation in the value of a Fund.
Over the past several years, the Federal Reserve has maintained the level of interest rates at or near historic lows. However, more recently, interest rates have begun to increase as a result of action that has been taken by the Federal Reserve, which has raised, and may continue to raise, interest rates. If interest rates rise, a Fund’s yield may not increase proportionately, and the maturities of fixed income securities that have the ability to be prepaid or called by the issuer may be extended. Changing interest rates may have unpredictable effects on the markets and a Fund’s investments. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities. A Fund may be exposed to heightened interest rate risk as interest rates rise from historically low levels. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by a Fund.
Investment Risk. Neither Fund is a complete investment program and you may lose money by investing in the Funds. Each Fund invests primarily in debt obligations issued by non-investment grade companies that may have significant risks as a result of business, financial, market or legal uncertainties. There can be no assurance that the Advisor will correctly evaluate the nature and magnitude of the various factors that could affect the value of, and return on, a Fund’s investments. Prices of the investments held by the Funds may be volatile, and a variety of other factors that are inherently difficult to predict, such as domestic or international economic and political developments, may significantly affect the results of a Fund’s activities and the value of its investments.
Liquidity Risk. Low or lack of trading volume may make it difficult to sell instruments held by the Funds at quoted market prices. The Funds’ investments may at any time consist of significant amounts of positions that are thinly traded or for which no market exists. For example, the investments held by a Fund may not be liquid in all circumstances so that, in volatile markets, the Advisor may not be able to close out a position without incurring a loss. The foregoing risks may be accentuated when the Funds are required to liquidate positions to meet withdrawal requests. Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Funds need to liquidate such loans. High yield bonds and loans generally trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which could have a negative impact on a Fund’s performance.
Convertible Bond Risk. Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risk and conversion value-related equity risk. Convertible bonds are similar to other fixed-income securities because they usually pay a fixed interest rate and are obligated to repay principal on a given date in the future. The market value of fixed-income securities tends to decline as interest rates increase. Convertible bonds are particularly sensitive to changes in interest rates when their conversion to equity feature is small relative to the interest and principal value of the bond. Convertible issuers may not be able to make principal and interest payments on the bond as they become due. Convertible bonds may also be subject to prepayment or redemption risk. If a convertible bond held by a Fund is called for redemption, the Fund will be required to surrender the security for redemption and convert it into the issuing company’s common stock or cash at a time that may be unfavorable to the Fund. Convertible securities have characteristics similar to common stocks especially when their conversion value is greater than the interest and principal value of the bond. The prices of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. When a convertible bond’s value is more closely tied to its conversion to stock feature, it is sensitive to the underlying stock’s price.
Foreign Instruments Risk. Foreign companies may differ from domestic companies in the same industry. Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to U.S. companies, and there may be less information available about foreign issuers. Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers. Investment in foreign issuers includes

48

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
risks such as less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict a Fund’s’ investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; less developed legal structures governing private or foreign investment; and the imposition of foreign exchange limitations (including currency blockage). The exchange rates between the U.S. dollar and foreign currencies might fluctuate, which could negatively affect the value of a Fund’s investments.
Management Risk. Each Fund is an actively managed portfolio. The Advisor’s management practices and investment strategies might not work to produce the desired results. The success of a Fund is largely dependent upon the ability of the Advisor to manage the Fund and implement the Fund’s investment program. If a Fund were to lose the services of the Advisor or its senior officers, the Fund may be adversely affected. Additionally, if a Fund or any of the other accounts managed by the Advisor were to incur substantial losses or were subject to an unusually high level of redemptions or withdrawals, the revenues of the Advisor may decline substantially. Such losses and/or withdrawals may impair the Advisor’s ability to retain employees and its ability to provide the same level of service to a Fund as it has in the past and continue operations.
Market Risk. The prices of some or all of the instruments in which the Funds invest may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers. The success of each Fund’s activities will be affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, commodity prices, economic uncertainty, changes in laws (including laws relating to taxation of each Fund’s investments), trade barriers, currency exchange controls, and national and international political circumstances (including wars, terrorist acts or security operations). These factors may affect the level and volatility of the prices and the liquidity of each Fund’s investments. Volatility or illiquidity could impair each Fund’s profitability or result in losses. The Funds may maintain substantial trading positions that can be adversely affected by the level of volatility in the financial markets. There can be no assurance that what is perceived as an investment opportunity will not, in fact, result in substantial losses. There is more risk that prices will go down for investors investing over short time horizons.
Leverage Risk. Any event that adversely affects the value of an investment, either directly or indirectly would be magnified to the extent that leverage is used. The cumulative effect of the use of leverage, directly or indirectly, in a market that moves adversely to the investments of the entity employing leverage could result in a loss to a Fund that would be greater than if leverage were not employed. Additionally, any leverage obtained, if terminated on short notice by the lender, could result in a Fund being forced to unwind positions quickly and at prices below what the Fund deems to be fair value for the positions.
Preferred Stock Risk. The value of preferred stocks may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Preferred stocks may be more volatile than fixed-income securities and are more correlated with the issuer’s underlying common stock than fixed-income securities. While most preferred stocks pay a dividend, the Funds may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for public securities. Rule 144A securities carry the risk that the trading market may not continue and the Funds might be unable to dispose of these securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.
U.S. Government Obligations Risk. Securities issued by U.S. government agencies or government- sponsored entities may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. government agencies or government-sponsored entities (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. government. FHLMC guarantees the

49

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. government. If a government-sponsored entity is unable to meet its obligations, the performance of the Funds may be adversely impacted. U.S. government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk.
Initial Public Offering (“IPO”) and Unseasoned Company Risk. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. If a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As a Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Additionally, investments in unseasoned companies may involve greater risks, in part because they have limited product lines, markets and financial or managerial resources. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies. The level of risk will be increased to the extent that a Fund has significant exposure to smaller capitalized or unseasoned companies (those with less than a three-year operating history).
When-Issued Instruments Risk. When-issued instruments involve the risk that the price or yield obtained in a transaction (and therefore the value of an instrument) may be less favorable than the price or yield (and therefore the value of an instrument) available in the market when the instruments’ delivery takes place. In addition, when a Fund engages in when-issued transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered advantageous.
Yankee Bond Risk. Yankee bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.
Principal Risks of Investing in the Floating Rate Fund
Collateralized Loan Obligations Risk. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Floating Rate Fund invests. Some CLOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CLOs are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for CLOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed-income securities, CLOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in CLOs that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.
Covenant Lite Loan Risk. Some covenant lite loans tend to have fewer or no financial maintenance covenants and restrictions. A covenant lite loan typically contains fewer clauses which allow an investor to proactively enforce financial covenants or prevent undesired actions by the borrower/issuer. Covenant lite loans also generally provide fewer investor protections if certain criteria are breached. The Floating Rate Fund may experience losses or delays in enforcing its rights on its holdings of covenant lite loans.
Investment Company Risk. If the Floating Rate Fund invests in shares of another mutual fund, shareholders will indirectly bear fees and expenses charged by the underlying mutual funds in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs. Furthermore, investments in other mutual funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.
Zero Coupon Securities Risk. While interest payments are not made on such securities, holders of such securities are deemed to have received income (“phantom income”) annually, notwithstanding that cash may not be received currently. The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This

50

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds. Zero coupon securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities that pay cash interest at regular intervals. Further, to maintain its qualification for pass-through treatment under the Federal tax laws, the Fund is required to distribute income to its shareholders and, consequently, may have to dispose of other, more liquid portfolio securities under disadvantageous circumstances or may have to leverage itself by borrowing in order to generate the cash to satisfy these distributions. The required distributions may result in an increase in the Fund’s exposure to zero coupon securities. During a period of severe market conditions, the market for such securities may become even less liquid. In addition, as these securities do not pay cash interest, the Fund’s investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund’s portfolio.
NOTE 12 – OFFICERS (Unaudited)
Effective March 20, 2025, Mr. Albert Sosa was appointed Assistant Treasurer of the Trust.

51

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees
Advisors Series Trust and
Shareholders of:
Shenkman Capital Floating Rate High Income Fund
Shenkman Capital Short Duration High Income Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Shenkman Capital Floating Rate High Income Fund and the Shenkman Capital Short Duration High Income Fund (the “Funds”), each a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of September 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2003.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
November 26, 2025

52

SHENKMAN CAPITAL FUNDS
ADDITIONAL INFORMATION
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable as the investment advisory contract was not approved during the last six months of the year.

53

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as the investment advisory contract was not approved during the last six months of the year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	12/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	12/8/2025

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	12/8/2025

* Print the name and title of each signing officer under his or her signature.